Filed with the Securities and Exchange Commission on May 22, 2023

REGISTRATION NO.333-142461

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-3
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

SEPARATE ACCOUNT NO. 4

(EXACT NAME OF REGISTRANT)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(NAME OF INSURANCE COMPANY)

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104

(ADDRESS OF INSURANCE COMPANY’S PRINCIPAL EXECUTIVE OFFICES)

INSURANCE COMPANY’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Approximate Date of Proposed Public Offering: Continuous.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Accounts under variable annuity contracts.

EXPLANATORY NOTE

The prospectuses and supplement to the MRP prospectus included in the Post-Effective Amendment No. 20 to the Registration Statement on Form N-3 (File Nos. 333-142461) filed on April 21, 2023, pursuant to paragraph (b) of Rule 485 are incorporated herein by reference. This filing amends the Statements of Additional Information to provide recast financial statements for Equitable Financial Life Insurance Company filed on Form N-VPFS/A.

Members Retirement Program

Statement of Additional Information dated

May 1, 2023, as amended May 22, 2023

Equitable Financial Life Insurance Company

Separate Account No. 66

Separate Account No. 3

Separate Account No. 4

Separate Account No. 10

This Statement of Additional Information (‘‘SAI’’) is not a prospectus. You should read this SAI in conjunction with the Company’s prospectus dated May 1, 2023 for the Members Retirement Program.

A copy of the prospectus to which this SAI relates is available at no charge by writing to Equitable Financial Life Insurance Company at Box 4875, Syracuse, New York 13221 or by calling our toll-free telephone number, in the U.S., 1-800-526-2701 or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom. Definitions of special terms used in this SAI are found in the prospectus.

Certain of the cross references in this SAI are contained in the prospectus dated May 1, 2023 to which this SAI relates.

Copyright 2023 by Equitable Financial Life Insurance Company,

1290 Avenue of the Americas, New York, New York 10104.

All rights reserved.

#356938

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”,”our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation organized in 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed under your contract.

Funding of the Program

The Program is primarily funded through a group annuity contract issued by the Company. The Trustee holds the contract for the benefit of employers and participants in the Program.

Your responsibilities as employer

If you adopt the IRS Pre-Approved Plan, you as the employer and plan administrator will have certain responsibilities, including:

•	sending us your contributions at the proper time and in the proper format (including contribution type and fiscal year);

•	maintaining all personnel records necessary for administering your plan;

•	determining who is eligible to receive benefits;

•	forwarding to us and, when required signing, all the forms your employees are required to submit;

•	distributing summary plan descriptions, confirmation notices, quarterly notices and participant annual reports to your employees and former employees;

•	distributing our prospectuses and confirmation notices to your employees and, in some cases, former employees;

•	filing an annual information return for your plan with the Department of Labor, or Internal Revenue Service if required;

•	providing us the information with which to run special non-discrimination tests, if you have a 401(k) plan or your plan accepts post-tax employee or employer matching contributions;

•	determining the amount of all contributions for each participant in the plan;

•	forwarding salary deferral, including designated Roth contributions if applicable, and post-tax employee contributions to us as soon as administratively feasible (and in any event, no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions.) The Department of Labor provides that if any employer (with less than 100 participants) deposits participant contribution amounts within seven business days of when they are withheld or received then it is considered to be a timely deposit and satisfies the plan asset rules.
•	selecting interest rates and monitoring default procedures if you elect the loan provision in your plan; and

•	providing us with written instructions for allocating amounts in the plan’s forfeiture account.

If you, as an employer, have an individually designed plan, your responsibilities will not be increased in any way by adopting the Pooled Trust for investment only.

We can provide guidance and assistance in the performance of your responsibilities. If you have questions about any of your obligations, you can contact our Retirement Plan Account Manager at 1-800-526-2701 or write to us at Box 4875, Syracuse, New York 13221.

Procedures for withdrawals, distributions and transfers

Pre-retirement withdrawals.  Under the IRS Pre-Approved Plan, self-employed persons generally may not receive a distribution prior to age 59 1⁄2, and employees generally may not receive a distribution prior to severance from employment. However, if the Plans are maintained as profit sharing plans, you may request distribution of benefits after you reach age 59 1⁄2 even if you are still working, as long as you are 100% vested.

If the IRS Pre-Approved Plan is maintained as a 401(k) plan and you are under age 59 1⁄2, you may withdraw amounts on account of financial hardship within the meaning of applicable income tax regulations, if the employer has elected this option on its adoption agreement. The employer also elects the sources available for withdrawal and other provisions related to hardship distributions. Each withdrawal must be at least $1,000 (or, if less, your entire account balance). If your employer terminates the plan, all amounts may be distributed to participants at that time (except elective deferral contribution amounts including Roth if there is a successor plan).

You may withdraw all or part of your Account Balance under the IRS Pre-Approved Plan attributable to post-tax employee contributions at any time, subject to any withdrawal restrictions applicable to the Investment Options, provided that you withdraw at least $300 at a time (or, if less, your Account Balance attributable to post-tax employee contributions). See ‘‘Tax information’’ in the prospectus. If an employer’s 401(k) plan permits, an employee may designate some or all of elective deferral contributions as ‘‘designated Roth contributions’’, which are made on a post-tax basis to the 401(k) arrangement. These contributions are subject to the same withdrawal restrictions as pre-tax elective deferral contributions.

We pay all benefit payments (including withdrawals due to plan terminations) in accordance with the rules described below in the ‘‘Benefit Distributions’’ discussion. We effect all other participant withdrawals as of the close of the business day we receive the properly completed form.

In addition, if you are married, your spouse may have to consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan.

Transfers and withdrawals from certain investment funds may be delayed if there is any delay in redemption of shares of the respective mutual funds in which the Funds invest. We generally do not expect any delays.

Benefit distributions.  In order for you to begin receiving benefits under the IRS Pre-Approved Plan, your employer must send us your properly completed Election of Benefits form and, if applicable, Beneficiary Designation form. Your benefits will commence according to the provisions of your plan.

Under an individually designed plan, your employer must send us a request for disbursement form. We will process single sum payments as of the close of business on the day we receive a properly completed form. A check payable to the plan’s trustee will be forwarded within five days after processing begins. If you wish to receive annuity payments, your plan’s trustee may purchase a variable annuity contract from us. We will pay annuity payments directly to you and payments will commence according to the provisions of your plan.

Please note that we use the value of your vested benefits at the close of the business day payment is due to determine the amount of benefits you receive. We will not, therefore, begin processing your check until the following business day. You should expect your check to be mailed within five days after processing begins. Annuity checks can take longer. If you would like expedited delivery at your expense, you may request it on your Election of Benefits Form.

Distributions under a qualified retirement plan such as yours are subject to extremely complicated legal requirements. When you are ready to retire, we suggest that you discuss the available payment options with your employer or financial advisor. Our Retirement Plan Account Manager can provide you or your employer with information.

Mandatory cashouts.  The Internal Revenue Code of 1986 (Code) provides that a trust under a qualified plan would not be a qualified trust unless the plan provides that when a mandatory distribution of more than $1,000 is to be made and the participant does not elect a distribution, the plan administrator must roll over such distribution to an individual retirement plan and must provide the plan participant with notice of such direct rollover.

Death benefits.  If a participant in the IRS Pre-Approved Plan dies without designating a beneficiary, unless otherwise elected on the adoption agreement, the vested benefit will automatically be paid to the spouse or, if the participant is not married, to the participant’s surviving children. If the participant has no surviving children, the participant’s vested benefit will be paid to the participant’s estate.

Eligible rollover distributions and federal income tax withholding.

All ‘‘eligible rollover distributions’’ are subject to mandatory federal income tax withholding of 20% unless the participant elects to have the distribution directly rolled over to an “eligible retirement plan” which will accept the rollover. Eligible retirement plans include qualified plans, individual retirement arrangements (“IRAs”), Section 403(b) plans, and governmental employer Section 457(b) plans. Eligible rollover distributions from qualified plans may be rolled over to a SIMPLE IRA that the participant has participated in for at least two years.

An ‘‘eligible rollover distribution’’ is generally any distribution that is not one of a series of substantially equal periodic payments made (not less frequently than annually): (1) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary subject to required minimum distribution rules, or (2) for a specified period of 10 years or more. In addition, the following are not subject to mandatory 20% withholding:

•	hardship withdrawals;

•	certain corrective distributions under Code Section 401(k) plans;

•	loans that are treated as distributions;

•	to the extent that it is a post-death required minimum distribution not eligible to be rolled over, a death benefit payment to a beneficiary who is not the plan participant’s surviving spouse;

•	a qualified domestic relations order distribution to a beneficiary who is not the plan participant’s current spouse or former spouse;

•	a direct rollover to an inherited IRA maintained for the benefit of the beneficiary; and

•	required minimum distributions under Code Section 401(a)(9).

If the plan permits, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Effective for distributions made after December 29, 2022, repayments made within three years of these distributions to an eligible retirement plan can be treated as deemed rollover contributions. For prior qualified birth or adoption distributions, the repayment period ends December 31, 2025.

If we make a distribution to a participant’s surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If a distribution is not an ‘‘eligible rollover distribution,’’ we will withhold income tax from all taxable payments unless the recipient elects not to have income tax withheld.

Distributions applicable to GIO upon plan termination or owner termination of contract.  In the event of Plan termination or Owner termination of participation in the Contract,

withdrawals from the GIO and any Benefit Distributions will be available and paid in accordance with the terms of the Contract (including applicable riders). Please see the Contract (including applicable riders) for information.

Plan-initiated withdrawals and the market value adjustment.  The Market Value Adjustment only applies to certain withdrawals from the GIO that may occur if (1) the Plan terminates, in whole or in part, without immediate establishment of a successor plan sponsored by the Employer or (2) the Owner terminates its participation in the contract. Except as described below, we will generally pay such post-termination withdrawals in annual installments over a five-year period, and those withdrawals will not be subject to any Market Value Adjustment.

A Market Value Adjustment will apply only when, following a termination described in clause (1) or (2) above, we (a) elect to pay any amount withdrawn from the Guaranteed Interest Option in a single lump sum in lieu of installment payments (in which case the MVA cannot exceed 7%) or (b) agree, in our discretion, to make such a single lump sum payment in lieu of installment payments at the request of the Owner (if clause (1) applies) or the Employer (if clause (2) applies). Absent such a request, however, we generally do not have the right to elect to make such a single lump sum payment unless the aggregate amount held in the GIO with respect to the plan is less than $1,000,000.

After any applicable Market Value Adjustment, no single lump sum payment will not be less than the sum of (a) all amounts, other than interest, allocated or transferred to the Guaranteed Interest Option with respect to the Participant and not subsequently withdrawn, transferred or deducted therefrom, and (b) interest earned on such amounts, accrued at the respective minimum guaranteed rate.

The term “Market Value Adjustment” means the greater of (A) zero, and (B) a percentage equal to:

(i)

the sum of all market value adjustments for quarterly generations in the Guaranteed Interest Option, as determined pursuant to the next paragraph, with respect to the Plan as of the “Effective Date of Withdrawal,” divided by

(ii)	the amount held in the Guaranteed Interest Option with respect to the Plan as of the Effective Date of Withdrawal.

For purposes of such calculation, the Guaranteed Interest Option will be deemed to consist of a series of quarterly generations (“QGs”), one for each calendar quarter during which the Plan participated in the Guaranteed Interest Option.

The Market Value Adjustment for each such quarterly generation is the product of (A), (B) and (C) as follows:

(A)	the amount of the Plan’s “net cash flow” in the given quarterly generation as of the Effective Date of Withdrawal;

(B)	the rate equal to

(1)	the interest rate, as of the applicable “Calculation Date,” for a five-year Treasury bond, minus
(2)

the “average interest rate,” during the calendar quarter in which such quarterly generation was first established, for five-year Treasury bonds, less up to 0.25%, subject to the following provisions of this subsection;

(C)

the fraction equal to the number of calendar days from the Effective Date of Withdrawal which occasioned this calculation to the maturity date for the given quarterly generation divided by 365. Such maturity date will be the quinquennial anniversary of the first Business Day of the given quarterly generation.

“Effective Date of Withdrawal” for this purpose means the Business Day on which we are to make payment of the requested withdrawal.

“Calculation Date” for this purpose means the Business Day on which the Company receives the Owner’s request for payment or, if that day is not a Business Day, we will use the next Business Day.

The “average interest rate” with respect to a given quarterly generation whose first Business Day was more than five years before the Calculation Date will be the average interest rate for the most recent calendar quarter whose first Business Day was a quinquennial anniversary of the first Business Day of the given quarterly generation.

The Plan’s “net cash flow” in a given quarterly generation is the sum of all allocations (including interest credited) and transfers to, minus all withdrawals, deductions and transfers from, the Guaranteed Interest Option with respect to such quarterly generation. We may, to the extent that such data are unavailable on the Calculation Date, estimate the applicable amount on the basis of appropriate historical data. The interest rate on a five-year Treasury bond will be determined by using the applicable rate of interest (on an annual effective yield basis) specified in the United States Treasury Department’s Constant Maturity Series for that date. If the interest rate associated with a five-year Treasury bond is not available in that series, the rate will be determined by linear interpolation between the next lower and next higher available maturities. The source for the United States Treasury Department’s Constant Maturity Series will be the Federal Reserve Statistical Release F.15 Bulletin. If for any reason this series is not available, the interest rate will be based on a comparable series.

We may at any time substitute a bond of different maturity for the five-year Treasury bond referred to in this subsection, provided that (i) any such change will apply only to Plans which begin participation under this Contract after such change, and (ii) such change will be made by advance written notice to the Owner. In such event, the references in this subsection to “five years” and “quinquennial anniversary” will be deemed to have been correspondingly changed.

Expressed as a formula, the Market Value Adjustment is equal to:

MVA =	Greater of zero or ($MVA) / (GIO account value on the Effective Date of Withdrawal)

where:

$MVA =	greater of zero or Σ QMVAs

For each quarterly generation, the QMVA can be calculated as follows:

QMVA =	(Employer plan’s Net Cash Flow in GIO) x (Calculation Date Rate – QG Average Rate) x (MVA period / 365)

Net Cash Flow:

Within a given calendar quarter, the net cash flow (at plan level) equals (a) - (b), where:

(a) = sum	of all contributions, interest credited, and transfers into the GIO; and

(b) = sum	of all withdrawals, deductions and transfers from the GIO.

In other words, Net Cash Flow equals the net change in the GIO account balance for the entire plan.

Quarterly Generation (QG):

Each calendar quarter in which a plan participates in the GIO constitutes a “quarterly generation”.

Maturity Date for a Quarterly Generation:

Each quarterly generation matures 5 years from the first Business Day of the quarterly generation, i.e., its “quinquennial anniversary”.

QG Average Rate:

The average rate of the 5-year Treasury bond during the calendar quarter beginning the 5-year period containing the time of withdrawal. The beginning of the 5-year period is either (a) the first business day of the calendar quarter of the QG, if the Calculation Date is less than 5 years from the first business day of the QG, or (b) the first business day of the most recent calendar quarter whose first business day was a quinquennial anniversary of the first business day of the QG. For example, if the withdrawal was made within the first five years after the QG, then the average rate for the calendar quarter of the QG is chosen. Similarly, if the withdrawal is made more than five years after the QG, but less than ten years after the QG, then the average rate for the calendar quarter of the QG + 5 years is chosen. The Company reserves the right to reduce the five-year bond rate by 0.25%.

Calculation Date Rate:

The 5-year treasury bond rate as of the Calculation Date.

MVA period:

The number of calendar days from the Effective Date of Withdrawal to the maturity date of the QG.

The following example illustrates a hypothetical MVA calculation:

Initial QG Calendar Quarter Beginning:	07/01/2015

Contribution:	07/15/2015

Contribution Amount:	$10,000.00

Effective Date of Withdrawal:	05/10/2017

GIO Account Value at Date of Withdrawal:	$10,995.00

Calculation Date Rate:	6.50%

QG	Net Cash Flow	QG Beginning Date	QG Average Rate	Current Maturity Date	MVA Period (days)	QMVA	QMVA Calculation
1	$10,100	07/01/2015	4.90%	06/30/2020	1147	$507.82	QMVA1 = 10100 x (0.065-0.049) x (1147/365)
2	$125	10/01/2015	4.90%	09/30/2020	1239	$6.79	QMVA2 = 125 x (0.065-0.049) x (1239/365)
3	$130	01/01/2016	5.20%	12/31/2020	1331	$6.16	QMVA3 = 130 x (0.065-0.052) x (1331/365)
4	$135	04/01/2016	5.40%	03/31/2021	1421	$5.78	QMVA4 = 135 x (0.065-0.054) x (1421/365)
5	$140	07/01/2016	6.00%	06/30/2021	1512	$2.90	QMVA5 = 140 x (0.065-0.06) x (1512/365)
6	$145	10/01/2016	6.00%	09/30/2021	1604	$3.19	QMVA6 = 145 x (0.065-0.06) x (1604/365)
7	$150	01/01/2017	6.10%	12/31/2021	1696	$2.79	QMVA7 = 150 x (0.065-0.061) x (1696/365)
8	$70	04/01/2017	6.20%	03/31/2022	1786	$1.03	QMVA8 = 70 x (0.065-0.062) x (1786/365)
	$10,995					$536.46

	$MVA = sum of the QMVAs = $536.46
	MVA = $536.46 / $10,995.00 = 4.879127%

In this example, the total funds returned after the application of the $536.46 Market Value Adjustment is $10,458.54.

Provisions of the IRS Pre-Approved Plan

Plan eligibility requirements.  Under the IRS Pre-Approved Plan, the employer specifies the eligibility requirements for its plan in the Adoption Agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligible service may be required for a 401(k) arrangement. Effective for plan years beginning after December 31, 2020, 401(k) plans are required to allow employees age 21 or older that work 500 hours or more for three consecutive 12-month periods to make elective deferrals. For this purpose, 12-month periods beginning before January 1, 2021, are not taken into account. As such, employees who meet this criteria are not required to be eligible to participate until January 1, 2024, at the earliest. Further, employers are not required to make matching or non-elective contributions on behalf of such employees, and can exclude such employees from nondiscrimination and top-heavy testing.

Effective for plan years beginning after December 31, 2024, the SECURE 2.0 Act of 2022 (“SECURE 2.0”) makes further changes to this rule to require two consecutive years of service where the employee completes at least 500 hours of service. 12-month periods beginning before January 1, 2023 shall not be taken into account for purposes of eligibility and vesting rules for long-term, part-time employees.

Contributions to Qualified Plans.  We outline below the current federal income tax rules relating to contributions under qualified retirement plans. This outline assumes that you are not a participant in any other qualified retirement plan.

The employer deducts contributions to the plan in the year it makes them. As a general rule, an employer must make contributions for any year by the due date (including extensions) for filing its federal income tax return for that year. However, Department of Labor (‘‘DOL’’) rules generally require that the employer contribute participants’ salary deferral contribution amounts, including designated Roth contributions if applicable, (or any non-Roth post-tax employee contribution amounts) under a 401(k) plan as soon as practicable after the payroll period applicable to a deferral. In any event, the employer must make these contributions no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions. The Department of Labor provides that if an employer (with less than 100 participants) deposits participant contribution amounts within seven business days of when they are withheld or received then it is considered to be a timely deposit and satisfies the plan asset rules.

If the employer contributes more to the plan than it may deduct under the rules we describe below, the employer (a) may be liable for a 10% penalty tax on that nondeductible amount and (b) may risk disqualifying the plan.

Contributions to the IRS Pre-Approved Plan.  The employer makes annual contributions to its plan based on the plan’s provisions.

An employer that adopts the IRS Pre-Approved Plan as a profit sharing plan makes discretionary contributions as it determines annually. The aggregate employer contribution to the plan may not exceed 25% of all participants’ compensation for the plan year. For plan purposes, compensation for self-employed persons does not include deductible plan contributions on behalf of the self-employed person.

A 401(k) arrangement is available as part of the profit sharing plan. Employees may make pre-tax contributions to a plan under a 401(k) arrangement. The maximum amount that highly compensated employees may contribute depends on (a) the amount that non-highly compensated employees contribute and (b) the amount the employer designates as a non-forfeitable 401(k) contribution. Different rules apply to a SIMPLE 401(k) or safe harbor 401(k).

A designated Roth contribution feature which permits elective deferrals to be made on a post-tax basis ‘‘Roth 401(k)’’ option may be added to a 401(k) plan by an employer. Effective for contributions made after December 29, 2022, the plan may permit participants to designate employer matching or nonelective contributions as Roth contributions. Such Roth contributions must be 100% vested when made. IRS guidance will be needed to properly administer this option. These amounts can be withdrawn tax-free if it is considered a qualified Roth distribution. A qualified Roth distribution is one that is made at least five taxable years after the first designated Roth contribution is made under the plan and after attainment of age 59 1⁄2, death or disability.

For 2023, a ‘‘highly compensated’’ employee, for this purpose, is (a) an owner of more than 5% of the business, or (b) anyone with earnings of more than $150,000 from the business. For (b), the employer may elect to include only employees in the highest paid 20%. In any event, the maximum amount each employee may defer is limited to $22,500 for 2023 reduced by that employee’s salary reduction contributions to simplified employee pension plans established before 1997 (SARSEPs), SIMPLE plans, employee contributions to tax deferred Section 403(b) arrangements, and contributions deductible by the employee under a trust described under Section 501(c)(18) of the Internal Revenue Code. The maximum amount a participant may defer in a SIMPLE 401(k) plan for 2023 is $15,500.

The additional ‘‘catch-up’’ elective deferral for 2023 is up to $7,500 which can be made by any employees who are at least age 50 at any time during 2023. For a SIMPLE 401(k), the “catch-up” elective deferral is $3,500 for 2023. Effective for taxable years beginning after December 31, 2023, SECURE 2.0 requires that age 50 or over catch-up contributions be made to a designated Roth account except for eligible participants whose prior year wages do not exceed $145,000 (indexed for inflation). IRS guidance will be needed to implement and properly administer this change.

Matching contributions to a 401(k) plan on behalf of a self-employed individual are no longer treated as elective deferrals, and are the same as matching contributions for other employees.

Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions, both pre-tax and Roth, up to 3% of compensation and (b) 50% of salary deferral contributions, both pre-tax and Roth that exceed 3% but are less than 5% of compensation or a 3% non-elective contribution to all eligible employees. These contributions must be non-forfeitable. If the employer makes these contributions and meets the notice requirements for safe harbor 401(k) plans (if applicable), the plan is not subject to non-discrimination testing on salary deferral and matching or non-elective contributions described above. Effective for plan years beginning after December 31, 2019, if the employer makes non-elective contributions described above to satisfy the safe harbor status, the notice requirement no longer applies.

If the employer adopts the IRS Pre-Approved Plan as a defined contribution pension plan, its contribution is equal to the percentage of each participant’s compensation that the Adoption Agreement specifies.

Under any type of plan, an employer must disregard compensation in excess of $330,000 in 2023 in making contributions. This amount will generally be adjusted for cost-of-living changes in future years in $5,000 increments rounded to the next lowest multiple of $5,000. An employer may integrate contributions with Social Security. This means that contributions, for each participant’s compensation, that exceed the integration level may be greater than contributions for compensation below the integration level. The federal tax law imposes limits on this excess. Your retirement plan account manager can help you determine the legally permissible contribution.

Except in the case of certain non-top heavy plans, contributions for non-key employees must be at least 3% of compensation (or, under the profit sharing plan, the percentage the employer contributes for key employees, if less than 3%). In 2023, ‘‘key employee’’ means (a) an officer of the business with earnings of more than $215,000 or (b) an owner of more than 5% of the business, or (c) an owner of more than 1% of the business with earnings of more than $150,000. For purposes of (a), no more than 50 employees (or, if less, the greater of three or 10% of the employees) shall be treated as officers.

Certain plans may also permit participants to make non-Roth post-tax contributions. We will maintain a separate account to reflect each participant’s post-tax contributions and the earnings (or losses) on those contributions. Post-tax contributions are subject to complex rules under which the maximum amount that a highly compensated employee may contribute depends on the amount that non-highly compensated employees contribute. Before permitting any highly-compensated employee to make post-tax contributions, the employer should verify that it has passed all non-discrimination tests. If an employer employs only ‘‘highly compensated’’ employees (as defined above), the plan will not accept post-tax contributions. In addition, the employer may make matching contributions to certain plans, i.e., contributions that are based on the amount of post-tax or pre-tax 401(k) contributions that plan participants make. Special non-discrimination rules apply to matching contributions. These rules may limit the amount of matching contributions that an employer may make for highly compensated employees. These non-discrimination rules for matching contributions do not apply to SIMPLE and safe harbor 401(k) plans.

Contributions (including forfeiture amounts) for each participant in 2023 may not exceed the lesser of (a) $66,000 and (b) 100% of the participant’s earnings (excluding, in the case of self-employed persons, all deductible plan contributions). The participant’s post-tax contributions count toward this limitation.

Each participant’s Account Balance equals the sum of the amounts accumulated in each investment option. We will maintain separate records of each participant’s interest in each of the Investment Options attributable to employer contributions, 401(k) non-elective contributions, 401(k) elective contributions, post-tax employee contributions and employer matching contributions. We will also account separately for any amounts rolled over from a previous employer’s plan. Our records will also reflect each participant’s percentage of vesting (see below) in his/her Account Balance attributable to employer contributions and employer matching contributions.

The participant will receive quarterly notices and confirmation of certain transactions. The participant will also receive an annual statement showing the participant’s Account Balance in each investment option attributable to each type of contribution. Based on information that you supply, we will run the required special non-discrimination tests (Actual Deferral Percentage and Actual Contribution Percentage) applicable to (a) 401(k) plans (other than SIMPLE 401(k) and safe harbor 401(k)) and (b) plans that accept post-tax employee contributions or employer matching contributions.

Non-discrimination tests do not apply to SIMPLE 401(k) plans, if the employer makes (a) a matching contribution equal to 100% of the amount of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation, or (b) a 2% non-elective contribution to all eligible employees. The employer must also follow the notification and filing requirements outlined in the Plan Document, to avoid non-discrimination tests.

Under a SIMPLE 401(k) the employer must offer all eligible employees the opportunity to defer part of their salary into the plan and make either a matching or non-elective contribution. The matching contribution must be 100% of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation. The non-elective contribution is 2% of compensation, which the employer must make for all eligible employees, even those not deferring. The matching or non-elective contribution must be non-forfeitable. The employer must notify employees which contribution the employer will make 60 days before the beginning of the year.

Elective deferrals to a 401(k) plan are subject to applicable FICA (social security), Medicare and FUTA (unemployment) taxes. They may also be subject to the state income tax.

Allocation of contributions.  You, as employer or participant, may allocate contributions among any number of the investment options. You may change allocation instructions at any time, and as often as needed, by calling our Automated Voice Response System or accessing the website on the Internet. New instructions become effective on the business day we receive them. Employer contributions may be allocated in different percentages than employee contributions. The allocation percentages elected for employer contributions automatically apply to any 401(k) qualified non-elective contributions, qualified matching contributions, employer matching contributions, SIMPLE employer, safe harbor non-elective and safe harbor matching contributions and rollover contributions. Your allocation percentages for employee contributions automatically apply to any post-tax employee and salary deferral contributions (including pre-tax salary deferral and Roth contributions (post-tax salary deferral). If we have not received valid instructions, we will allocate contributions to the plan’s Qualified Default Investment Aternative which is the EQ/Moderate Allocation Portfolio, unless the Plan has elected an alternative investment option(s). You may, of course, transfer to another investment option at any time, and provide us with contribution allocation instructions for future contributions.

If you do not submit investment instructions, you will be treated as exercising actual control over your assets and the Plan’s fiduciary will not be subject to fiduciary liability under ERISA if the Plan’s fiduciary makes investments in default investment options in accordance with rules provided by the DOL. DOL has published final regulations that, consistent with the Pension Protection Act of 2006, instruct the Plan sponsors that the default investments must include a mix of asset classes consistent with capital preservation, long term capital appreciation or a blend of both. In order for this exemption to apply to the Plan’s fiduciary, the fiduciary must select qualified default investment alternatives as defined in the regulations and the Plan must provide notice to participants of their rights and obligations within a reasonable time before the beginning of each plan year.

The IRS Pre-Approved Plan and Section 404(c) of ERISA. The IRS Pre-Approved Plan is a participant directed individual account plan designed to comply with the requirements of Section 404(c) of ERISA. Compliance with the requirements of Section 404(c) of ERISA and the related DOL regulation may relieve plan fiduciaries of liability for any loss that is the direct and necessary result of the participant’s or beneficiary’s exercise of control. This means that if the employer plan complies with Section 404(c), participants can make and are responsible for the results of their own investment decisions.

The IRS Pre-Approved Plan is intending to comply with Section 404(c) must, among other things, (a) make a broad range of investment choices available to participants and beneficiaries and (b) provide them with adequate information to make informed investment decisions. The Investment Options and documentation available under the IRS Pre-Approved Plan provide the broad range of investment choices and information needed in order to meet the requirements of Section 404(c). However, while our suggested summary plan descriptions, annual reports, prospectuses, and confirmation notices provide the required investment information, the employer is responsible for distributing this information in a timely manner to participants and beneficiaries. You should read this information carefully before making your investment decisions.

Vesting.  Vesting refers to the participant’s rights with respect to that portion of a participant’s Account Balance attributable to employer contributions under the IRS Pre-Approved Plan. If a participant is ‘‘vested,’’ the amount or benefit in which the participant is vested belongs to the participant, and may not be forfeited. The participant’s Account Balance attributable to (a) 401(k) contributions (including salary deferral, qualified non-elective and qualified matching contributions), (b) post-tax employee contributions and (c) rollover contributions always belongs to the participant, and is non-forfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the participant terminates employment before that time, any benefits that have not yet vested under the plan’s vesting schedule are forfeited. The normal retirement age is 65 under the IRS Pre-Approved Plan unless the employer elects a lower age on its Adoption Agreement.

Benefits must vest in accordance with any of the schedules below or one at least as favorable to participants:

	Schedule A	Schedule B	Schedule C
Years of Service	Vested Percentage	Vested Percentage	Vested Percentage
1	0%	0%	100%
2	20	0	100
3	40	100	100
4	60	100	100
5	80	100	100

6	100	100	100

If the plan requires more than one year of service for participation in the plan, the plan must use Schedule C.

All contributions to a SIMPLE 401(k) plan are 100% vested and not subject to the vesting schedule above. This rule, however, does not apply to employer and matching contributions made to a plan before the plan is amended to become a SIMPLE 401(k) plan. Non-elective and matching contributions required under a safe harbor 401(k) arrangement are 100% vested and not subject to the vesting schedule above.

Employer contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year ‘‘graded vesting’’ schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.

Restrictions and requirements of the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds

The following investment restrictions apply to the AllianceBernstein Growth Equity Fund and the Alliance Bernstein Balanced Fund and can be changed without contract holder approval. Neither of these Funds will:

•	make an investment in an industry if that investment would cause either Fund’s holding in that industry to exceed 25% of either Fund’s assets. The United States government, and it’s agencies and instrumentalities, are not considered members of any industry.

•	purchase of write puts or calls (options).

The following investment restriction applies to the AllianceBernstein Mid Cap Growth Fund and can be changed without contract holder approval. The Fund will not:

•	purchase or write puts (options).

The following investment restrictions apply to the AllianceBernstein Balanced, AllianceBernstein Growth Equity and AllianceBernstein Mid Cap Growth Funds and can be changed without contract holder approval. None of these Funds will:

•	trade in foreign exchanges (except the AllianceBernstein Balanced Fund will trade in foreign exchanges, except those that fall into the MSCI Emerging Markets country definition, with respect to the Global Equity sub-portfolio;

•	trade in commodities or commodity contracts (except the AllianceBernstein Balanced Fund is permitted to enter into hedging transactions through the use of currency forwards, as described in the prospectus);

•	make an investment in order to exercise control or management over a company;

•	underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act),

•	make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position;

•	purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges;

•	have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of an investment company’s outstanding voting securities. Finally, total holdings of investment company securities may not exceed 10% of the value of the Fund’s assets;

•	purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

•	make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

•	invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable.

Non principal investment strategies and risks of the AllianceBernstein Balanced Fund

The following are brief descriptions of certain types of non principal investments which may be made by the AllianceBernstein Mid Cap Growth and/or AllianceBernstein Balanced Fund and certain risks and investment techniques:

Mortgage-related securities — The AllianceBernstein Balanced Fund may invest in mortgage-related securities (including agency and nonagency fixed, ARM and hybrid pass throughs, agency and non-agency CMO’s, commercial mortgage-backed securities and dollar rolls). Principal and interest payments made on mortgages in the pools are passed through to the holder of securities. Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or ‘‘GNMA’’), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Corporation (‘‘FNMA’’) or the Federal Home Loan Mortgage Corporation (‘‘FHLMC’’), which were until recently supported only by discretionary authority of the U.S. Government to purchase the agency’s obligations and are now guaranteed by Preferred Stock Purchase Agreements (each a “PSPA”) under which, if the Federal Housing Finance Agency (“FHFA”) determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under Generally Accepted Accounting Principles, the U.S. Treasury will contribute cash capital to the entity in an amount equal to the difference between liabilities and assets. Mortgage-related securities created by non-governmental issuers (such as financial institutions, and other secondary market issuers) may be supported by various forms of insurance or guarantees.

Collateralized Mortgage Obligations — The AllianceBernstein Balanced Fund may invest in collateralized mortgage obligations (‘‘CMOs’’). CMOs are debt obligations that were developed specifically to reallocate the various risks inherent in mortgage-backed securities across various bond classes or tranches. They are collateralized by underlying mortgage loans or pools of mortgage-pass-through securities. They can be issued by both agency (GNMA, FHLMC or FNMA) or non-agency issuers. CMOs are not mortgage pass-though securities. Rather, they are pay-through securities, i.e. securities backed by cash flow from the underlying mortgages. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

Asset-Backed Securities — The AllianceBernstein Balanced Fund may purchase asset-backed securities. The securitization techniques used to develop mortgage-related securities are also applied to a broad range of financial assets. Through the use of trusts and special purpose vehicles, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are securitized in structures similar to the structures used in mortgage securitizations.

The AllianceBernstein Balanced Fund may invest in other asset-backed securities that may be developed in the future or as would be deemed appropriate.

Non-U.S. Debt — The AllianceBernstein Balanced Fund may invest in non-U.S. sovereign and corporate debt issued in U.S. Dollars.

Hedging Transactions — The AllianceBernstein Balanced Fund may engage in transactions which are designed to protect against potential adverse price movements in securities owned or intended to be purchased by the Fund.

Zero-Coupon Bonds — The AllianceBernstein Balanced Fund may invest in zero-coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero-coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero-coupon bond does not pay current income, its price can be very volatile when interest rates change.

Repurchase Agreements — Repurchase agreements are currently entered into with creditworthy counterparties including broker-dealers, member banks of the Federal Reserve System or ‘‘primary dealers’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements are often for short periods such as one day or a week, but may be longer. Investments may be made in repurchase agreements pertaining to the marketable obligations of, or marketable obligations guaranteed by, the United States Government, its agencies or instrumentalities.

Foreign Currency Forward Contracts — The AllianceBernstein Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.

Portfolio holdings policy for the Pooled Separate Accounts

It is the policy of the Pooled Separate Accounts (the ‘‘Separate Accounts’’) to safeguard against misuse of their portfolio holdings information and to prevent the selective disclosure of such information. Each Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio information is available on the program website under Research Investments. The Company has established this procedure to provide prompt portfolio holdings information so that contract-holders and their consultants can perform effective oversight of plan investments.

On a case-by-case basis, the Company may approve the disclosure of non-public portfolio holdings and trading information to particular individuals or entities in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings or trading information will be conditioned on the obligation of the recipient not to trade on the non-public information. Neither the Company nor its investment advisor, AllianceBernstein L.P., discloses non-public portfolio holdings or portfolio trade information of any Separate Account to the media.

In addition, with the approval of our investment officers, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment advisor voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed, including an obligation not to trade on non-public information. As of the date of this SAI, we have on-going arrangements to provide non-public portfolio holdings information to the following service providers: JPMorgan Chase, State Street-Kansas City, PricewaterhouseCoopers LLP, and Donnelley Financial Solutions. Each of these arrangements provides for on-going disclosure of current portfolio holdings information so that the entity can provide services to the Separate Accounts. These service providers do not provide any compensation to the Company, the Separate Accounts or any affiliates in return for the disclosure of non-public portfolio holdings information.

Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. We will monitor and review any potential conflicts of interest between the contract holders/participants and the Company and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/participants and there is a legitimate business purpose for such disclosure. No compensation is received by the Company or its affiliates or any other person in connection with the disclosure of portfolio holdings information.

Fund transactions

The AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are charged for securities brokers’ commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for each of these Funds are executed primarily through brokers that receive a commission paid by the Fund. The brokers are selected by AllianceBernstein L.P. (‘‘AllianceBernstein’’). For 2022, 2021 and 2020, the AllianceBernstein Growth Equity Fund paid $1,036, $661 and $1,784, respectively, in brokerage commissions; the

AllianceBernstein Mid Cap Growth Fund paid $2,325, $1,412 and $3,636, respectively, in brokerage commissions; and the AllianceBernstein Balanced Fund paid $2,655, $5,022 and $5,315, respectively, in brokerage commissions.

AllianceBernstein seeks to obtain the best price and execution of all orders it places, considering all the circumstances. If transactions are executed in the over-the-counter market, they will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by AllianceBernstein and us. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the Funds and the other accounts in a fair manner.

Recently, the increasing number of low-cost automated order execution services have contributed to lower commission rates. These services, often referred to as ‘‘low touch’’ trading, take advantage of the electronic connectivity of market centers, eliminating the need for human intervention and thereby lowering the cost of execution. These services include: 1) direct market access (DMA) options, in which orders are placed directly with market centers, such as NASDAQ or Archipelago; 2) aggregators, which allow access to multiple markets simultaneously; and 3) algorithmic trading platforms, which use complex mathematical models to optimize trade routing and timing.

AllianceBernstein also considers the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors in evaluating research services include the diversity of sources used by the broker and the broker’s experience, analytical ability, and professional stature. The receipt of research services from brokers tends to reduce the expenses in managing the Funds. This is taken into account when setting the expense charges.

Brokers who provide research services may charge somewhat higher commissions than those who do not. However, AllianceBernstein selects only brokers whose commissions are believed to be reasonable in all the circumstances. Of the brokerage commissions paid by the AllianceBernstein Growth Equity, AllianceBernstein Mid/Cap Growth and AllianceBernstein Balanced Funds during 2022, $0, $981 and $1,502, respectively, were paid to brokers providing research services on transactions of $37,952,666, $30,786,662 and $40,582,109, respectively.

AllianceBernstein periodically evaluates the services provided by brokers and prepares internal proposals for allocating among those various brokers business for all the accounts AllianceBernstein manages or advises. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by AllianceBernstein. AllianceBernstein has no binding agreements with any firm as to the amount of brokerage business which the firm may expect to receive for research services or otherwise. There may, however, be understandings with certain firms that AllianceBernstein will continue to receive services from such firms only if such firms are allocated a certain amount of brokerage business. AllianceBernstein may try to allocate such amounts of business to such firms to the extent possible in accordance with the policies described above.

Research information obtained by AllianceBernstein may be used in servicing all accounts under their management, including the Company’s accounts. Similarly, not all research provided by a broker or dealer with which the Funds transact business will necessarily be used in connection with those Funds.

Transactions for the Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market-maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), AllianceBernstein seeks to obtain prompt execution in an effective manner at the best price. Subject to this general objective, AllianceBernstein may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we or AllianceBernstein may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for accounts AllianceBernstein manages, we or AllianceBernstein may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds’ portfolio transactions.

Investment management and accounting fee

The table below shows the investment management and financial accounting fees paid under the Program during each of the last three years. See ‘‘Fee table’’ section in the prospectus.

Fund	2022	2021	2020
AllianceBernstein Growth Equity	$112,036	$136,657	$117,267
AllianceBernstein Mid Cap Growth	$126,314	$164,509	$141,667
AllianceBernstein Balanced	$81,745	$97,965	$103,417

Portfolio managers’ information (AllianceBernstein Growth Equity Fund, AllianceBernstein Mid Cap Growth Fund and AllianceBernstein Balanced Fund)

The tables and discussion below provide information with respect to the portfolio managers who are primarily responsible for the day-to-day management of each Fund.

AllianceBernstein Growth Equity Fund, Separate Account No. 4 (‘‘Fund’’)
AllianceBernstein L.P. (‘‘Adviser’’)
Information as of December 31, 2022

(a)(2) For each person identified in column (a)(1), the
number of other accounts of the Adviser managed by
the person within each category below and the total
assets in the accounts managed within each category
	below						(a)(3) For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio manager(s) of the Adviser named in the prospectus	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)
Katherine Robertson	57	36,623	10	1,948	990	23,871	—	—	—	—	—	—
Geoff Tomlinson	57	36,623	10	1,948	990	23,871	—	—	—	—	—	—
Josh Lisser	57	36,623	10	1,948	990	23,871	—	—	—	—	—	—

For a description of any material conflicts, please see ‘‘Investment professional conflict of interest’’ later in the SAI.

For compensation information, please see ‘‘AllianceBernstein’s compensation program’’ later in the SAI.

Ownership of Securities of the Company’s insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Katherine Robertson	X
Geoff Tomlinson	X
Josh Lisser	X

The management of and investment decisions for the Fund’s portfolio are made by AllianceBernstein’s US Passive Team, which is responsible for management of all of AllianceBernstein’s Passive accounts.

Katherine Robertson — CFA Portfolio Manager — Index Strategies

Katherine Robertson is a Vice President and Portfolio Manager for Index Strategies within Multi-Asset. She joined AB in 2007. Robertson transitioned into this role in 2021, after seven years as a manager in the Multi-Asset Solutions Portfolio Management Group. Previously, she was an associate portfolio manager for Equities. Robertson holds a BA in English from Wake Forest University and is a CFA charterholder. Location: New York

Geoff Tomlinson, CFA — Portfolio Manager — Index Strategies

Geoff Tomlinson is a Portfolio Manager for Index Strategies. He joined AB in 2006 as an associate in the Institutional Investment Management Sales Group. Prior to transitioning to his current role, from 2011 to 2019, Tomlinson was a portfolio analyst for Index Strategies, with a focus on custom index and enhanced index strategies. Before that, he was an associate portfolio manager for the Blend Strategies Group, focusing on blend, index and value equities. Tomlinson holds a BA in economics from Hamilton College and is a CFA charterholder. Location: New York

Joshua Lisser — Head — Index Strategies

Joshua Lisser is Head of the Index Strategies team and a member of the Multi-Asset Services investment team. He joined AB in 1992 as a portfolio manager in the Index Strategies Group and developed various services, including equity factor strategies, risk-controlled equity strategies and derivative-based risk overlay services. Prior to that, Lisser was an analyst with Equitable Capital Management, specializing in derivative investment strategies. He holds a BA in economics from the State University of New York, Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University. Location: New York

AllianceBernstein Mid Cap Growth Fund, Separate Account No. 3 (‘‘Fund’’)
AllianceBernstein L.P. (‘‘Adviser’’)
Information as of December 31, 2022

(a)(2) For each person identified in column (a)(1), the
number of other accounts of the Advisor managed
by the person within each category below and the
total assets in the accounts managed within each
	category below						(a)(3) For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio manager(s) of the Adviser named in the Fund prospectus	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)
John H. Fogarty	11	22,692	21	33,371	3,031	7,722	—	—	—	—	—	—
Samantha Lau	13	8,185	33	887	19	1,875	—	—	—	—	2	529

Note: $MM means millions

For a description of any material conflicts, please see ‘‘Investment professional conflict of interest disclosure’’ later in the SAI.

For compensation information, please see ‘‘Portfolio manager compensation’’ later in the SAI.

Ownership of Securities of the Company’s insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
John H. Fogarty	X
Samantha Lau	X

The management of and investment decisions for the Fund’s portfolio are made by Mr. John H. Fogarty and Samantha Lau. They rely heavily on the fundamental research efforts of the firm’s extensive internal fundamental and quantitative research staff.

John H. Fogarty, CFA — Co-Chief Investment Officer — US Growth Equities

John H. Fogarty is a Senior Vice President and Co-Chief Investment Officer for US Growth Equities. He rejoined the firm in 2006 as a fundamental research analyst covering consumer-discretionary stocks in the US, having previously spent nearly three years as a hedge fund manager at Dialectic Capital Management and Vardon Partners. Fogarty began his career at AB in 1988, performing quantitative research, and joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995. He became a portfolio manager in 1997. Fogarty holds a BA in history from Columbia University and is a CFA charterholder. Location: New York

Samantha S. Lau, CFA — Co-Chief Investment Officer —Small and SMID Cap Growth Equities

Samantha S. Lau was named Co-Chief Investment Officer of Small and SMID Cap Growth Equities in October 2014. Previously, she was a portfolio manager/analyst responsible for research and portfolio management for the technology sector of AB’s Small and SMID Cap Growth strategies. Prior to joining the firm in 1999, Lau covered small-cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). Before joining Chancellor in 1997, she worked for three years as a healthcare securities analyst in the investment research department of Goldman Sachs. Lau currently co-chairs the Women’s Leadership Council at AB. She holds a BS (magna cum laude) in finance and accounting from the Wharton School at the University of Pennsylvania, and is a CFA charterholder. Location: New York

AllianceBernstein Balanced Fund, Separate Account No. 10 (‘‘Fund’’)
AllianceBernstein L.P. (‘‘Adviser’’)
Information as of December 31, 2022

(a)(2) For each person identified in column (a)(1), the
number of other accounts of the Advisor managed by
the person within each category below and the total
assets in the accounts managed within each category
	below						(a)(3) For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio manager(s) of the Adviser named in the prospectus	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)
Michael Canter	20	9,129	27	3,022	112	7,424	—	—	—	—	3	389
Joshua Lisser	57	36,692	10	1,948	991	24,001	—	—	—	—	1	130
Ben Sklar	57	36,692	10	1,948	990	23,871	—	—	—	—	—	—
Matthew Sheridan	17	13,086	87	34,919	29	9,795	—	—	—	—	—	—

For a description of any material conflicts, please see ‘‘Investment professional conflict of interest’’ later in the SAI.

For compensation information, please see ‘‘AllianceBernstein’s compensation program’’ later in the SAI.

Ownership of Securities of the Company’s insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Joshua Lisser	X
Michael Canter	X
Matthew Sheridan	X
Ben Sklar	X

AllianceBernstein Balanced Fund, Separate Account No. 10 (‘‘Fund’’) is managed by the following team members:

Joshua Lisser — Head — Index Strategies

Joshua Lisser is Head of the Index Strategies team and a member of the Multi-Asset Services investment team. He joined AB in 1992 as a portfolio manager in the Index Strategies Group and developed various services, including equity factor strategies, risk-controlled equity strategies and derivative-based risk overlay services. Prior to that, Lisser was with Equitable Capital Management, specializing in derivative investment strategies. He holds a BA from the State University of New York, Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University. Location: New York

Michael S. Canter — Director — US Multi-Sector and Securitized Assets

Michael Canter is a Senior Vice President and Director of US Multi-Sector and Securitized Assets at AllianceBernstein (AB). He is also the Chief Investment Officer of AB’s Securitized Assets Fund and the former CIO of the Recovery Asset Fund (ABRA-S) and the Legacy Securities (PPIP) Fund. In addition, Canter is Head of the Securitized Assets Research Group, which is responsible for the firm’s investments in agency mortgage-backed securities (MBS), credit risk–transfer securities (CRT), non-agency residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities (ABS). He has particularly extensive expertise in residential mortgage credit. Canter has been called upon to give expert testimony to the US Senate Committee on Banking, Housing, and Urban Affairs in 2013 and the US House of Representatives Subcommittee on Housing and Insurance in 2017, on how US housing policy should be structured going forward. Prior to joining the firm, he was the president of ACE Principal Finance, a division of ACE Limited (now Chubb). There, Canter managed portfolios of credit default swaps, ABS, MBS and collateralized debt obligations. He is currently a board member of the Association of Mortgage Investors. Canter holds a BA in math and economics from Northwestern University and a PhD in finance from the Columbia University Graduate School of Business. Location: New York

Ben Sklar — Portfolio Manager — Index Strategies

Ben Sklar joined AB in 2006 as an associate portfolio manager in the Blend Strategies Team, managing global equity portfolios for institutional clients. He joined the Index Strategies team in 2009 as a Portfolio Manager where he has focused on developing a suite of custom index, structured equity and systematic volatility-management strategies. He received a BA from Trinity College, Hartford, and a Masters of Business Administration in finance from New York University. Location: New York

Matthew Sheridan, CFA — Director — US Multi-Sector Fixed Income

Matthew Sheridan is a Senior Vice President and Director of Fixed Income at AB, leading the firm’s US Multi-Sector Fixed Income strategies. He is also a member of the Global Fixed Income and Income Strategies portfolio-management teams. Additionally, Sheridan is a member of the Rates and Currency Research Review team and the Emerging Market Debt Research Review team. He joined AB in 1998 and previously worked in the firm’s Structured Asset Securities Group. Sheridan holds a BS in finance from Syracuse University. He is a CFA charterholder. Location: New York

Investment professional conflict of interest disclosure

As an investment advisor and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee personal trading

AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

Managing multiple accounts for multiple clients

AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating investment opportunities

AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio manager compensation

Compensation for our investment professionals — portfolio managers, analysts, and traders — is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for our clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for our portfolio managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. We believe this helps our investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for our investment professionals is determined by both quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. We also assess the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for portfolio managers incorporates the manager’s broader contributions to overall investment processes and our clients’ success. Because we deeply believe as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein portfolio manager has goals that promote the integration of ESG and sustainability in our investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for portfolio managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for our portfolio managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their portfolio manager peers. Compensation for our research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for our Research Analysts: Like our portfolio managers, our fundamental research analysts also have goals related to ESG analysis and integration. For our analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in our ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for our traders is highly competitive and heavily incentive-based. Our portfolio managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. We also incentivize our fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for our clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. We have designed our compensation program to attract and retain the highest-caliber employees while aligning with our firm’s deeply held values of responsibility and stewardship. We incorporate multiple sources of industry benchmarking data to ensure our compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan

The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Distribution of the contracts

Employees of the Company perform all marketing and service functions under the contract. The Company pays no sales commissions with respect to units of interest in any of the Separate Accounts available under the contracts; however, incentive compensation that ranges from 0.40% to 2% of first-year plan contributions, plus $65 per plan sale is paid on a periodic basis to the Company employees. No contribution-based or asset-based incentive compensation is awarded on existing plans in subsequent years. This compensation is not paid out of plan or participant funds, and has no effect on plan fees, charges and expenses.

Custodian

JPMorgan Chase Bank, N.A. with principal business address at 111 Polaris Parkway, Columbus OH, 43271, is the custodian for the shares of the Investment Trusts owned by Separate Accounts No. 3, 4 and 10. There is no custodian for the shares of the Investment Trusts owned by Separate Account No. 66.

Independent registered public accounting firm

The (i) financial statements of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), and Separate Account No. 3 (Pooled) as of December 31, 2022 and for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2022, the (ii) financial statements of each of the variable investment options of Separate Account No. 66 as of December 31, 2022 and for each of the periods indicated therein, and the (iii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December  31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 incorporated in this SAI by reference to the filed Form  N-VPFS (for Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), Separate Account No. 3 (Pooled) and Separate Account No. 66) and Form N-VPFS/A (for Equitable Financial Life Insurance Company) have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

Equitable Financial

Equitable Financial’s Board of Director’s Investment Committee delegated management of the Registrant to AllianceBernstein, LLP, as Investment Advisor. The Directors and Officers of the Investment Committee are listed below, and they are not interested persons of the Registrant.

Directors and Principal Officers

Name, Address & Age	Positions(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Charles G.T. Stonehill Founding Partner Green & Blue Advisors 20 East End Avenue, Apt. 5C New York, NY 10028 Age: 65	None	N/A

Mr. Stonehill is Founding Partner of Green & Blue Advisors LLC. He also serves as a Member of the Supervisory Board of Deutsche Boerse AG (since May 2019.

Mr. Stonehill has over 30 years’ experience in energy markets, investment banking and capital markets, including key positions at Lazard Fre` res & Co. LLC, Credit Suisse First Boston and Morgan Stanley & Co. Mr. Stonehill served as the Chief Financial Officer of Better Place Inc. an Electric Vehicle start-up, from 2009 to 2011, where he was responsible for its global financial strategy and capital raising. In his career in financial services, Mr. Stonehill served as the Managing Director of Lazard Fréres & Co. LLC and Global and Head of Lazard Capital Markets from 2002 to 2004. He served as Head of Investment Banking for the Americas of Credit Suisse First Boston from 1997 to 2002. He served as the Head of European Equities and Equity Capital Markets at Morgan Stanley & Co. Incorporated from 1984 to 1997. He began his career at JP Morgan in the oil and gas investment banking group, where he worked from 1978 to 1984. Mr. Stonehill served as the Non-Executive Chairman of Panmure Gordon & Co. PLC from 2006 until 2008. He served as a non-executive Director of CommonBond LLC, a marketplace lender originating student loans from 2015 until September 2020. He has been a Director of Bank Julius Baer & Co. Ltd. since 2006 where he is also currently Vice Chairman, Chair of the Nomination Committee and serves on the Governance & Risk Committee. He served as an Independent Director of The London Metal Exchange Limited from 2005 until 2009. He has represented as a Board Member many financial services companies, including as an independent Director of GAM Holding AG, the LCH Group Ltd. (LCH Clearnet), and of Lazard & Co., Limited, among other companies. He is a Governor of the Harrow School in the United Kingdom. He served as non-executive Vice Chairman of the Board of Directors; Chair, Nomination Committee; Chair of the Governance & Risk Committee of Julius Baer Group, Ltd from 2009 until 2021. He also served as a non-executive Director of PlayMagnus A/S in Oslo from 2016 until 2021 and served as a Member of the Board of Directors of Constellation Acquisition Corp. I from January 2021 until January 2023.

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Directors and Principal Officers (continued)

Name, Address & Age	Positions(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Mr. Stonehill has been a Director of Equitable Holdings, Inc. since April 2018 and a Director of Equitable Financial Life Insurance Company since November 2017. He is a Director of Equitable Financial Life Insurance Company of America since March 2019; prior thereto, he was a Director from November 2017 to May 2018. He became a member of the Board of Directors of AllianceBernstein Corporation in March 2019, where he serves as Chair of the Audit and Risk Committee and a Member of the Corporate Governance Committee. Mr. Stonehill was a Director of AXA Financial, Inc. from November 2017 to May 2018.

Mark Pearson 1290 Avenue of the Americas New York, NY 10104 Age: 65	None	N/A

Mr. Pearson is President and Chief Executive Officer of Equitable Holdings, Inc. (EQH), which comprises Equitable Financial Life Insurance Company, a leading financial services firm, and AllianceBernstein. He also serves as CEO of Equitable Financial Life Insurance Company of America. Under Mr. Pearson’s leadership, the organization is dedicated to helping clients retire with dignity, protect their families, and prepare for their financial future with confidence.

Mr. Pearson brings to the Board the diverse financial services experience he has developed through his service as an executive. Prior to his current role, Mr. Pearson served from 2008 to 2011 as the President and CEO of AXA Japan. He joined AXA in 1995 with the acquisition of National Mutual Holdings and was appointed Regional Chief Executive of AXA Asia Life in 2001. He is also a member of the EQH Executive Committee since 2008.

Mr. Pearson holds several board positions within the Equitable Holdings, Inc. family of companies, including Equitable Financial Life Insurance Company (since January 2011), Equitable Financial Life Insurance Company of America (since January 2011) and AllianceBernstein Corporation (since February 2011). Mr. Pearson was elected a Director of AllianceBernstein Corporation in 2011 and serves as a member of the Compensation and Workplace Practices Committee, the Corporate Governance Committee and the Executive Committee.

Before joining EQH, Mr. Pearson spent 20 years in the insurance sector, assuming senior management positions at Hill Samuel, Schroders, National Mutual Holdings and Friends Provident.

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Directors and Principal Officers (continued)

Name, Address & Age	Positions(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Craig C. MacKay 377 South Harrison Street, 14A East Orange, NJ 07018 Age: 60	None	N/A

Mr. MacKay has been a director of Equitable Holdings, Inc., Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America since June 2022. Mr. MacKay is currently a Partner at England & Company, an investment banking and M&A advisory firm specializing in private finance, debtor-creditor advisory, restructuring, fairness opinion and valuation services. Mr. Mackay first joined England & Company in 2012. Prior to joining England & Company, Mr. MacKay served as Group Head of the Private Finance and Leveraged Finance Distribution groups at Oppenheimer & Co. from 2006-2011 and as Group Head of the Private Finance and High Yield Capital Markets Origination groups at SunTrust Bank from 2003-2006. In 2017, Mr. MacKay joined the Board of Carver Bancorp, Inc. (NASDAQ: CARV), the bank holding company for Carver Federal Savings Bank. Mr. MacKay currently serves on the Asset-Liability Committee and is Chairman of the Nomination & Corporate Governance Committee of Carver. In 2021, Mr. MacKay joined the Board Trustees of the Pioneer Funds (“Pioneer”), a complex of 49 open end and closed end mutual funds. Mr. MacKay currently serves on the Audit Committee and Valuation Committee of Pioneer.

Mr. MacKay previously served on the Boards of Danis Transportation Company (2000-2003) and Customer Access Resources Inc. (1998-2000).

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Retirement Investment Account®

Statement of additional information dated

May 1, 2023, as amended May 22, 2023

Equitable Financial Life Insurance Company

Separate Account No. 66

Separate Account No. 3

Separate Account No. 4

Separate Account No. 10

This statement of additional information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account® (“RIA”), dated May 1, 2023 (“prospectus”), and any supplements.

Terms defined in the prospectus have the same meaning in the SAI unless the context otherwise requires.

You can obtain a copy of the prospectus, and any supplements to the prospectus, from us free of charge by writing or calling the RIA service office listed on the back of this SAI, or by contacting your financial professional. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104 and our telephone number is
(212) 554-1234.

Table of Contents

The Company	2

Fund information	2

General	2

Restrictions and requirements of the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds	2

Non principal investment strategies and risks of the AllianceBernstein Mid Cap Growth and/or AllianceBernstein Balanced Funds	2

Portfolio holdings policy for the Pooled Separate Accounts	4

Brokerage fees and charges for securities transactions	4

Amount of fixed-annuity payments	5

Management for the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds and Equitable Financial Life Insurance Company	6

Funds	6

Portfolio managers’ information (AllianceBernstein Balanced Fund, AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth Fund)	6

Investment professional conflict of interest disclosure	10

Portfolio manager compensation	11

Distribution of the contracts	11

Custodian	12

Independent registered public accounting firm	12

Equitable Financial	13

Directors and Principal Officers	13

Copyright 2023. Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104.

All rights reserved. Retirement Investment Account® is a registered service mark of Equitable Financial Life Insurance Company.

#356842

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, ”our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation organized in 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed under your contract.

Fund information

General

In our prospectus we discuss in more detail, among other things, the structure of the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, their investment objectives and policies, including the types of portfolio securities that they may hold and levels of investment risks that may be involved, and investment management. See “Investment options” in the prospectus.

Here we will discuss special restrictions, requirements and transaction expenses that apply to the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. You can find information about the investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding EQ Premier VIP Trust or EQ Advisors Trust portfolio in which the variable investment options invest in the prospectus and SAI for each Trust.

Restrictions and requirements of the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds

The following investment restrictions apply to the AllianceBernstein Common Stock Fund and the Alliance Bernstein Balanced Fund and can be changed without contract holder approval. Neither of these Funds will:

•	make an investment in an industry if that investment would cause either Fund’s holding in that industry to exceed 25% of either Fund’s assets. The United States government, and it’s agencies and instrumentalities, are not considered members of any industry.

•	purchase of write puts or calls (options).

The following investment restriction applies to the AllianceBernstein Mid Cap Growth Fund and can be changed without contract holder approval. The Fund will not:

•	purchase or write puts (options).

The following investment restrictions apply to the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds and can be changed without contract holder approval. None of these Funds will:

•	trade in foreign exchanges (however, the AllianceBernstein
Balanced Fund will trade in foreign exchanges, except those that fall into the MSCI Emerging Markets country definition, with respect to the Global Equity sub-portfolio);

•	trade in commodities or commodity contracts (except the AllianceBernstein Balanced Fund is permitted to enter into hedging transactions through the use of currency forwards, as described in the prospectus);

•	purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the NASDAQ;

•	make an investment in order to exercise control or management over a company;

•	underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act);

•	make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held as long as they are in short position;

•	have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company’s outstanding voting securities. The Fund’s total holdings of registered investment company securities may not exceed 10% of the value of the Fund’s assets;

•	purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

•	make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

•	invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable (the AllianceBernstein Common Stock Fund will not invest in restricted securities).

Non principal investment strategies and risks of the AllianceBernstein Mid Cap Growth and/or AllianceBernstein Balanced Funds

The following are brief descriptions of certain types of non-principal investments which may be made by the AllianceBernstein Mid Cap Growth and/or AllianceBernstein Balanced Funds (does not apply to AllianceBernstein Common Stock Fund) and certain risks and investment techniques.

Mortgage-related Securities.  The AllianceBernstein Balanced Fund may invest in mortgage-related securities (including agency and non-agency fixed, ARM and hybrid pass

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throughs, agency and nonagency CMO’s, commercial mortgage-backed securities and dollar rolls). Principal and interest payments made on mortgages in the pools are passed through to the holder of securities. Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or “GNMA”), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Corporation (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), which were until recently supported only by discretionary authority of the U.S. Government to purchase the agency’s obligations and are now guaranteed by Preferred Stock Purchase Agreements (each a “PSPA”) under which, if the Federal Housing Finance Agency (“FHFA”) determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under Generally Accepted Accounting Principles, the U.S. Treasury will contribute cash capital to the entity in an amount equal to the difference between liabilities and assets. Mortgage-related securities created by non-governmental issuers (such as financial institutions, and other secondary market issuers) may be supported by various forms of insurance or guarantees.

Collateralized mortgage obligations. The AllianceBernstein Balanced Fund may invest in collateralized mortgage obligations (“CMOs”). CMOs are debt obligations that were developed specifically to reallocate the various risks inherent in mortgage-backed securities across various bond classes or tranches. They are collateralized by underlying mortgage loans or pools of mortgage-pass-through securities. They can be issued by both agency (GNMA, FHLMC or FNMA) or non-agency issuers. CMOs are not mortgage pass-through securities. Rather, they are pay-through securities, i.e. securities backed by cash flow from the underlying mortgages. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

Asset-backed securities. The AllianceBernstein Balanced Fund may purchase asset-backed securities. The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of financial assets. Through the use of trusts and special purpose vehicles, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are securitized in structures similar to the structures used in mortgage securitizations. The AllianceBernstein Balanced Fund may invest in other asset-backed securities that may be developed in the future or as would be deemed appropriate.

Non-US Debt. The AllianceBernstein Balanced Fund may invest in non-U.S. sovereign and corporate debt issued in U.S. Dollars.

Zero coupon bonds. The AllianceBernstein Balanced Fund may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

Repurchase agreements. Repurchase agreements are currently entered into with creditworthy counterparties including broker-dealers, member banks of the Federal Reserve System or “primary dealers” (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements are often for short periods such as one day or a week, but may be longer. Investment may be made in repurchase agreements pertaining to the marketable obligations, or marketable obligations guaranteed by the United States Government, its agencies or instrumentalities.

Debt securities subject to prepayment risks. Mortgage-related securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the AllianceBernstein Balanced Fund may invest are subject to prepayments prior to their stated maturity. The Fund usually is unable to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund.

When-issued and delayed delivery securities. The AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

Foreign currency forward contracts. The AllianceBernstein Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.

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Hedging transactions. The AllianceBernstein Balanced Fund may engage in transactions which are designed to protect against potential adverse price movements in securities owned or intended to be purchased by the Fund.

Portfolio holdings policy for the Pooled Separate Accounts

It is the policy of the Pooled Separate Accounts (the “Separate Accounts”) to safeguard against misuse of their portfolio holdings information and to prevent the selective disclosure of such information. Each Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio holdings information for the Separate Accounts including, among other things, the top ten holdings and complete portfolio holdings, is available on a monthly basis and generally can be obtained by contract holders/participants or their consultants, free of charge, 30 days after the month end by calling 1-800-967-4560. The Company has established this procedure to provide prompt portfolio holdings information so that contractholders and their consultants can perform effective oversight of plan investments.

On a case-by-case basis, the Company may approve the disclosure of non-public portfolio holdings and trading information to particular individuals or entities in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings or trading information will be conditioned on the obligation of the recipient to maintain the confidentiality of the information including an obligation not to trade on non-public information. Neither the Company nor its investment adviser, AllianceBernstein L.P., discloses non-public portfolio holdings or portfolio trade information of any Separate Account to the media.

In addition, with the approval of our investment officers, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment advisor voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed, including an obligation not to trade on non-public information. As of the date of this SAI, we have ongoing arrangements to provide non-public portfolio holdings information to the following service providers: JPMorgan Chase, State Street-Kansas City, PricewaterhouseCoopers LLP, Capital Printing Systems, Inc., and RR Donnelley. Each of these arrangements provides for ongoing disclosure of current portfolio holdings information so that the entity can provide services to the Separate Accounts. These service providers do not provide any compensation to the Company, the Separate Accounts or any affiliates in return for the disclosure of non-public portfolio holdings information.

Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. Our investment officers will monitor and review any potential conflicts of interest between the contract holders/participants and the Company and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/participants and there is a legitimate business purpose for such disclosure. No compensation is received by the Company or its affiliates or any other person in connection with the disclosure of portfolio holdings information.

Brokerage fees and charges for securities transactions

We discuss in the prospectus that AllianceBernstein is the investment manager of the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. Subject to the broad supervisory authority of the committee, AllianceBernstein invests and reinvests the assets of these Funds in a manner consistent with the policies described in the prospectus. AllianceBernstein also performs portfolio selection and transaction services, including arranging the execution of portfolio transactions. AllianceBernstein is also an adviser for certain portfolios in EQ Advisors Trust and EQ Premier VIP Trust.

The AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by AllianceBernstein. AllianceBernstein seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market AllianceBernstein will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by AllianceBernstein. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.

Recently, the increasing number of low-cost automated order execution services have contributed to lower commission rates. These services, often referred to as “low touch” trading, take advantage of the electronic connectivity of market centers, eliminating the need for human intervention

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and thereby lowering the cost of execution. These services include: 1) direct market access (DMA) options, in which orders are placed directly with market centers, such as NASDAQ or Archipelago; 2) aggregators, which allow access to multiple markets simultaneously; and 3) algorithmic trading platforms, which use complex mathematical models to optimize trade routing and timing.

We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors we use in evaluating research services include the diversity of sources used by the broker and the broker’s experience, analytical ability and professional stature.

The receipt of research services from brokers tends to reduce our expenses in managing the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. We take this into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.

We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.

Research information that we obtain may be used in servicing all clients or accounts under our management, including our general account. Similarly, we will not necessarily use all research provided by a broker or dealer with which the Funds transact business in connection with those Funds.

Transactions for the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds’ portfolio transactions.

For the years ended December 31, 2022, 2021 and 2020, total brokerage commissions for Separate Account No. 10 — Pooled were $2,655, $5,022 and $5,315, respectively; for Separate Account No. 4 — Pooled were $1,036, $661 and $1,784, respectively; for Separate Account No. 3 — Pooled were $2,325 $1,412 and $3,636, respectively. For the fiscal year ended December 31, 2022, commissions of $1,502, $0 and $981 were paid to brokers providing research services to Separate Account No. 10 — Pooled, Separate Account No. 4 — Pooled and Separate Account No. 3 — Pooled, respectively, on portfolio transactions of $40,582,109, $37,952,666 and $30,786,662, respectively.

Amount of fixed-annuity payments

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in effect when the first payment is made, and, in the case of a life income annuity, on the annuitant’s age. The tables in our contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant’s retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.

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Management for the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds and Equitable Financial Life Insurance Company

Funds

In the Prospectus we give information about the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds and how AllianceBernstein provides investment management for the investments and operations of these Funds. See “More information” in the prospectus. The amounts of the investment management and financial accounting fees AllianceBernstein received from employer plans participating through registered contracts in the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in 2022 were $1,090, $573 and $1,697 respectively; in 2021 were $1,214, $674 and $2,231 respectively; in 2020 were $1,039, $501 and $1,669 respectively.

Portfolio managers’ information (AllianceBernstein Balanced Fund, AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth Fund)

The tables and discussion below provide information with respect to the portfolio managers who are primarily responsible for the day-to-day management of each Fund.

AllianceBernstein Balanced Fund, Separate Account No. 10 (“Fund”) AllianceBernstein L.P. (“Adviser”) Information as of December 31, 2022
(a)(1) Portfolio manager(s) of the Adviser named in the prospectus	(a)(2) For each person identified in column
(a)(1), the number of other accounts of the
Adviser managed by the person
within each category below and the total
assets in the accounts managed within
	each category below						(a)(3) For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)
Michael Canter	20	9,129	27	3,022	112	7,424	—	—	—	—	3	389
Joshua Lisser	57	36,692	10	1,948	991	24,001	—	—	—	—	1	130
Ben Sklar	57	36,692	10	1,948	990	23,871	—	—	—	—	—	—
Matthew Sheridan	17	13,086	87	34,919	29	9,795	—	—	—	—	—	—

Note: $MM means millions

For a description of any material conflicts, please see “Investment professional conflict of interest” later in the SAI.

For compensation information, please see “AllianceBernstein’s compensation program” later in the SAI.

Ownership of Securities of the Company’s insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Joshua Lisser	X
Michael Canter	X
Matthew Sheridan	X
Ben Sklar	X

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AllianceBernstein Balanced Fund, Separate Account No. 10 (“Fund”) is managed by the following team members:

Joshua Lisser — Head — Index Strategies

Joshua Lisser is Head of the Index Strategies team and a member of the Multi-Asset Services investment team. He joined AB in 1992 as a portfolio manager in the Index Strategies Group and developed various services, including equity factor strategies, risk-controlled equity strategies and derivative-based risk overlay services. Prior to that, Lisser was with Equitable Capital Management, specializing in derivative investment strategies. He holds a BA from the State University of New York, Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University. Location: New York

Michael S. Canter — Director — US Multi-Sector and Securitized Assets

Michael Canter is a Senior Vice President and Director of US Multi-Sector and Securitized Assets at AllianceBernstein (AB). He is also the Chief Investment Officer of AB’s Securitized Assets Fund and the former CIO of the Recovery Asset Fund (ABRA-S) and the Legacy Securities (PPIP) Fund. In addition, Canter is Head of the Securitized Assets Research Group, which is responsible for the firm’s investments in agency mortgage-backed securities (MBS), credit risk–transfer securities (CRT), non-agency residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities (ABS). He has particularly extensive expertise in residential mortgage credit. Canter has been called upon to give expert testimony to the US Senate Committee on Banking, Housing, and Urban Affairs in 2013 and the US House of Representatives Subcommittee on Housing and Insurance in 2017, on how US housing policy should be structured going forward. Prior to joining the firm, he was the president of ACE Principal Finance, a division of ACE Limited (now Chubb). There, Canter managed portfolios of credit default swaps, ABS, MBS and collateralized debt obligations. He is currently a board member of the Association of Mortgage Investors. Canter holds a BA in math and economics from Northwestern University and a PhD in finance from the Columbia University Graduate School of Business. Location: New York

Ben Sklar — Portfolio Manager — Index Strategies

Ben Sklar joined AB in 2006 as an associate portfolio manager in the Blend Strategies Team, managing global equity portfolios for institutional clients. He joined the Index Strategies team in 2009 as a Portfolio Manager, where he has focused on developing a suite of custom index, structured equity and systematic volatility-management strategies. He received a BA from Trinity College, Hartford, and a Masters of Business Administration in finance from New York University. Location: New York

Matthew Sheridan, CFA — Director — US Multi-Sector Fixed Income

Matthew Sheridan is a Senior Vice President and Director of Fixed Income at AB, leading the firm’s US Multi-Sector Fixed Income strategies. He is also a member of the Global Fixed Income and Income Strategies portfolio-management teams. Additionally, Sheridan is a member of the Rates and Currency Research Review team and the Emerging Market Debt Research Review team. He joined AB in 1998 and previously worked in the firm’s Structured Asset Securities Group. Sheridan holds a BS in finance from Syracuse University. He is a CFA charterholder. Location: New York

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	AllianceBernstein Common Stock Fund, Separate Account No. 4 (“Fund”) AllianceBernstein L.P. (“Adviser”) Information as of December 31, 2022
(a)(1) Portfolio manager(s) of the Adviser named in the prospectus	(a)(2) For each person identified in column
(a)(1), the number of other accounts of
the Adviser managed by the person
within each category below and the total
assets in the accounts managed within
	each category below						(a)(3) For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)
Katherine Robertson	57	36,623	10	1,948	990	23,871	—	—	—	—	—	—
Geoff Tomlinson	57	36,623	10	1,948	990	23,871	—	—	—	—	—	—
Josh Lisser	57	36,623	10	1,948	990	23,871	—	—	—	—	—	—

Note: $MM means millions

For a description of any material conflicts, please see “Investment professional conflict of interest” later in the SAI.

For compensation information, please see “AllianceBernstein’s compensation program” later in the SAI.

Ownership of Securities of the Company’s insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Katherine Robertson	X
Geoff Tomlinson	X
Josh Lisser	X

The management of and investment decisions for the Fund’s portfolio are made by AllianceBernstein’s US Passive Team, which is responsible for management of all of AllianceBernstein’s Passive accounts.

Katherine Robertson, CFA — Portfolio Manager — Index Strategies

Katherine Robertson is a Vice President and Portfolio Manager for Index Strategies within Multi-Asset. She joined AB in 2007. Robertson transitioned into this role in 2021, after seven years as a manager in the Multi-Asset Solutions Portfolio Management Group. Previously, she was an associate portfolio manager for Equities. Robertson holds a BA in English from Wake Forest University and is a CFA charterholder. Location: New York

Geoff Tomlinson, CFA — Portfolio Manager — Index Strategies

Geoff Tomlinson is a Portfolio Manager for Index Strategies. He joined AB in 2006 as an associate in the Institutional Investment Management Sales Group. Prior to transitioning to his current role, from 2011 to 2019, Tomlinson was a portfolio analyst for Index Strategies, with a focus on custom index and enhanced index strategies. Before that, he was an associate portfolio manager for the Blend Strategies Group, focusing on blend, index and value equities. Tomlinson holds a BA in economics from Hamilton College and is a CFA charterholder. Location: New York

Joshua Lisser — Head — Index Strategies

Joshua Lisser is Head of the Index Strategies team and a member of the Multi-Asset Services investment team. He joined AB in 1992 as a portfolio manager in the Index Strategies Group and developed various services, including equity factor strategies, risk-controlled equity strategies and derivative-based risk overlay services. Prior to that, Lisser was an analyst with Equitable Capital Management, specializing in derivative investment strategies. He holds a BA in economics from the State University of New York, Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University. Location: New York

8

	AllianceBernstein Mid Cap Growth Fund, Separate Account No. 3 (“Fund”) AllianceBernstein L.P. (“Adviser”) Information as of December 31, 2022
(a)(1) Portfolio manager(s) of the Adviser named in the prospectus	(a)(2) For each person identified in column
(a)(1), the number of other accounts of
the Adviser managed by the person within
each category below and the total assets
in the accounts managed within each
	category below						(a)(3) For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)
John H. Fogarty	11	22,692	21	33,371	3,031	7,722	—	—	—	—	—	—
Samantha Lau	13	8,185	33	887	19	1,875	—	—	—	—	2	529

Note: $MM means millions

For a description of any material conflicts, please see “Investment professional conflict of interest” later in the SAI.

For compensation information, please see “AllianceBernstein’s compensation program” later in the SAI.

Ownership of Securities of the Company’s insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
John H. Fogarty	X
Samantha Lau	X

The management of and investment decisions for the Fund’s portfolio are made by Mr. John H. Fogarty and Samantha S. Lau. They rely heavily on the fundamental research efforts of the firm’s extensive internal research staff.

John H. Fogarty, CFA — Co-Chief Investment Officer — US Growth Equities

John H. Fogarty is a Senior Vice President and Co-Chief Investment Officer for US Growth Equities. He rejoined the firm in 2006 as a fundamental research analyst covering consumer-discretionary stocks in the US, having previously spent nearly three years as a hedge fund manager at Dialectic Capital Management and Vardon Partners. Fogarty began his career at AB in 1988, performing quantitative research, and joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995. He became a portfolio manager in 1997. Fogarty holds a BA in history from Columbia University and is a CFA charterholder. Location: New York

Samantha S. Lau, CFA — Co-Chief Investment Officer — Small and SMID Cap Growth Equities

Samantha S. Lau was named Co-Chief Investment Officer of Small and SMID Cap Growth Equities in October 2014. Previously, she was a portfolio manager/analyst responsible for research and portfolio management for the technology sector of AB’s Small and SMID Cap Growth strategies. Prior to joining the firm in 1999, Lau covered small-cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). Before joining Chancellor in 1997, she worked for three years as a healthcare securities analyst in the investment research department of Goldman Sachs. Lau currently co-chairs the Women’s Leadership Council at AB. She holds a BS (magna cum laude) in finance and accounting from the Wharton School at the University of Pennsylvania, and is a CFA charterholder. Location: New York

9

Investment professional conflict of interest disclosure

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading

AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients

AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities

AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

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Portfolio manager compensation

Compensation for our investment professionals – portfolio managers, analysts, and traders — is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for our clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for our portfolio managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. We believe this helps our investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for our investment professionals is determined by both quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. We also assess the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for portfolio managers incorporates the manager’s broader contributions to overall investment processes and our clients’ success. Because we deeply believe as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein portfolio manager has goals that promote the integration of ESG and sustainability in our investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for portfolio managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for our portfolio managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their portfolio manager peers. Compensation for our research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for our Research Analysts: Like our portfolio managers, our fundamental research analysts also have goals related to ESG analysis and integration. For our analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in our ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for our traders is highly competitive and heavily incentive-based. Our portfolio managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. We also incentivize our fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for our clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. We have designed our compensation program to attract and retain the highest-caliber employees while aligning with our firm’s deeply held values of responsibility and stewardship. We incorporate multiple sources of industry benchmarking data to ensure our compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan

The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Distribution of the contracts

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company, and certain of the Company’s separate accounts, the Company paid Equitable Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several separate accounts (including Separate Account No. 66 and the Pooled Separate Accounts) $628,586,635 in 2022, $633,967,608 in 2021 and $542,543,314 in 2020. Of these

11

amounts, Equitable Advisors retained $286,917,091, $282,627,531 and $239,488,181, respectively.

Custodian

JPMorgan Chase Bank, N.A., with principal business address at 111 Polaris Parkway, Columbus OH, 43271, is the custodian for Separate Accounts No. 3, 4 and 10. There is no custodian for the shares of the Trusts owned by Separate Account No. 66.

Independent registered public accounting firm

The (i) financial statements of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), and Separate Account No. 3 (Pooled) as of December 31, 2022 and for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2022, the (ii) financial statements of each of the variable investment options of Separate Account No. 66 as of December 31, 2022 and for each of the periods indicated therein, and the (iii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 incorporated in this SAI by reference to the filed Form N-VPFS (for Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), Separate Account No. 3 (Pooled) and Separate Account No. 66) and Form N-VPFS/A (for Equitable Financial Life Insurance Company) have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

12

Equitable Financial

Equitable Financial’s Board of Director’s Investment Committee delegated management of the Registrant to AllianceBernstein, LLP, as Investment Advisor. The Directors and Officers of the Investment Committee are listed below. They are interested persons of the Registrant because the Registrant is a Separate Account owned by the Equitable Financial, held for the benefit of contract holders.

Directors and Principal Officers

Name, Address & Age	Positions(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Charles G.T. Stonehill Founding Partner Green & Blue Advisors 20 East End Avenue, Apt. 5C New York, NY 10028 Age: 65	None	N/A

Mr. Stonehill is Founding Partner of Green & Blue Advisors LLC. He also serves as a Member of the Supervisory Board of Deutsche Boerse AG (since May 2019.

Mr. Stonehill has over 30 years’ experience in energy markets, investment banking and capital markets, including key positions at Lazard Fre` res & Co. LLC, Credit Suisse First Boston and Morgan Stanley & Co. Mr. Stonehill served as the Chief Financial Officer of Better Place Inc. an Electric Vehicle start-up, from 2009 to 2011, where he was responsible for its global financial strategy and capital raising. In his career in financial services, Mr. Stonehill served as the Managing Director of Lazard Fréres & Co. LLC and Global and Head of Lazard Capital Markets from 2002 to 2004. He served as Head of Investment Banking for the Americas of Credit Suisse First Boston from 1997 to 2002. He served as the Head of European Equities and Equity Capital Markets at Morgan Stanley & Co. Incorporated from 1984 to 1997. He began his career at JP Morgan in the oil and gas investment banking group, where he worked from 1978 to 1984. Mr. Stonehill served as the Non-Executive Chairman of Panmure Gordon & Co. PLC from 2006 until 2008. He served as a non-executive Director of CommonBond LLC, a marketplace lender originating student loans from 2015 until September 2020. He has been a Director of Bank Julius Baer & Co. Ltd. since 2006 where he is also currently Vice Chairman, Chair of the Nomination Committee and serves on the Governance & Risk Committee. He served as an Independent Director of The London Metal Exchange Limited from 2005 until 2009. He has represented as a Board Member many financial services companies, including as an independent Director of GAM Holding AG, the LCH Group Ltd. (LCH Clearnet), and of Lazard & Co., Limited, among other companies. He is a Governor of the Harrow School in the United Kingdom. He served as non-executive Vice Chairman of the Board of Directors; Chair, Nomination Committee; Chair

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13

Directors and Principal Officers (continued)

Name, Address & Age	Positions(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

of the Governance & Risk Committee of Julius Baer Group, Ltd from 2009 until 2021. He also served as a non-executive Director of PlayMagnus A/S in Oslo from 2016 until 2021 and served as a Member of the Board of Directors of Constellation Acquisition Corp. I from January 2021 until January 2023.

Mr. Stonehill has been a Director of Equitable Holdings, Inc. since April 2018 and a Director of Equitable Financial Life Insurance Company since November 2017. He is a Director of Equitable Financial Life Insurance Company of America since March 2019; prior thereto, he was a Director from November 2017 to May 2018. He became a member of the Board of Directors of AllianceBernstein Corporation in March 2019, where he serves as Chair of the Audit and Risk Committee and a Member of the Corporate Governance Committee. Mr. Stonehill was a Director of AXA Financial, Inc. from November 2017 to May 2018.

Mark Pearson 1290 Avenue of the Americas New York, NY 10104 Age: 65	None	N/A

Mr. Pearson is President and Chief Executive Officer of Equitable Holdings, Inc. (EQH), which comprises Equitable Financial Life Insurance Company, a leading financial services firm, and AllianceBernstein. He also serves as CEO of Equitable Financial Life Insurance Company of America. Under Mr. Pearson’s leadership, the organization is dedicated to helping clients retire with dignity, protect their families, and prepare for their financial future with confidence.

Mr. Pearson brings to the Board the diverse financial services experience he has developed through his service as an executive. Prior to his current role, Mr. Pearson served from 2008 to 2011 as the President and CEO of AXA Japan. He joined AXA in 1995 with the acquisition of National Mutual Holdings and was appointed Regional Chief Executive of AXA Asia Life in 2001. He is also a member of the EQH Executive Committee since 2008.

Mr. Pearson holds several board positions within the Equitable Holdings, Inc. family of companies, including Equitable Financial Life Insurance Company (since January 2011), Equitable Financial Life Insurance Company of America (since January 2011) and AllianceBernstein Corporation (since February 2011). Mr. Pearson was elected a Director of AllianceBernstein Corporation in 2011 and serves as a member of the Compensation and

0

14

Directors and Principal Officers (continued)

Name, Address & Age	Positions(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Workplace Practices Committee, the Corporate Governance Committee and the Executive Committee.

Before joining EQH, Mr. Pearson spent 20 years in the insurance sector, assuming senior management positions at Hill Samuel, Schroders, National Mutual Holdings and Friends Provident.

Craig C. MacKay 377 South Harrison Street, 14A East Orange, NJ 07018 Age: 60	None	N/A

Mr. MacKay has been a director of Equitable Holdings, Inc., Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America since June 2022. Mr. MacKay is currently a Partner at England & Company, an investment banking and M&A advisory firm specializing in private finance, debtor-creditor advisory, restructuring, fairness opinion and valuation services. Mr. Mackay first joined England & Company in 2012. Prior to joining England & Company, Mr. MacKay served as Group Head of the Private Finance and Leveraged Finance Distribution groups at Oppenheimer & Co. from 2006-2011 and as Group Head of the Private Finance and High Yield Capital Markets Origination groups at SunTrust Bank from 2003-2006. In 2017, Mr. MacKay joined the Board of Carver Bancorp, Inc. (NASDAQ: CARV), the bank holding company for Carver Federal Savings Bank. Mr. MacKay currently serves on the Asset-Liability Committee and is Chairman of the Nomination & Corporate Governance Committee of Carver. In 2021, Mr. MacKay joined the Board Trustees of the Pioneer Funds (“Pioneer”), a complex of 49 open end and closed end mutual funds. Mr. MacKay currently serves on the Audit Committee and Valuation Committee of Pioneer.

Mr. MacKay previously served on the Boards of Danis Transportation Company (2000-2003) and Customer Access Resources Inc. (1998-2000).

0

15

PART C

OTHER INFORMATION

Item 32.	Exhibits.

(a)	Board of Directors Resolution.

(a)	Resolution establishing Separate Account No. 3 and Separate Account No. 4 dated April 17, 1969, previously filed with this Registration Statement on Form N-4 (File No. 333-142461) on April 22, 2022.

(b)	Resolution establishing Separate Account No. 10 dated June 21, 1979, previously filed with this Registration Statement on Form N-4 (File No. 333-142461) on April 22, 2022.

(c)	Resolution modifying Separate Account No. 3 dated November 20, 2000, previously filed with this Registration Statement on Form N-4 (File No. 333-142461) on April 22, 2022.

(b)	Bylaws. Not applicable.

(c)	Custodian Agreements. Not applicable.

(d)	Investment Advisory Contracts.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference 13 Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, ,AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(a)(b)(xiv)

Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(b)(xv)

Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(b)(xvi)

Amendment No. 15 dated February 26, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(a)(b)(xvii)

Amendment No. 16 dated July 22, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(a)(b)(xviii)

Amendment No. 17 dated January 13, 2022 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File: No. 333-70754) on Form N-1A filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(b)(iv)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(v)

Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(vi)

Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(vii)

Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(viii)

Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(ix)

Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

(b)(x)

Amendment No. 6 dated July 19, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among AXA Premier VIP Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

(b)(xi)

Amendment No. 7 dated July 16, 2020 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended by and among EQ Premier VIP Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

(c)

Participation Agreement, dated as of April 25, 2002 among Vanguard Variable Insurance Fund, The Van Guard Group, Inc., Vanguard Marketing Corporation and The Equitable Life Assurance Society of the United States is incorporated herein by reference to Registration Statement File No. 333-142459 on Form N-3 filed on April 19, 2018.

(c)(i)

Amendment to Participation Agreement, dated as of April 3, 2018, by and among Vanguard Variable Insurance Fund, The Van Guard Group, Inc., Vanguard Marketing Corporation and The Equitable Life Assurance Society of the United States is incorporated herein by reference to Registration Statement File No. 333-142459 on Form N-3 filed on April 19, 2018.

(c)(ii)

Third Amendment to Participation Agreement, entered into as of November 12, 2021, to Participation Agreement dated April 25, 2002, by and among Equitable Financial Life Insurance Company, Vanguard Variable Insurance Fund, The Van Guard Group, Inc., and Vanguard Marketing Corporation filed previously with this Form N-3 Registration Statement (File No. 333-142461) on April 22, 2022.

(e)	Underwriting Contracts.

(a)

Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc., Equitable, and Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Exhibit No. 4(d) to Registration Statement No. 2-74667 filed on August 3, 1998.

(b)

Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement File No. 33-58950, filed on April 19, 2001.

(c)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated by reference to Exhibit No. 3(e) to Registration File No. 33-58950, filed on April 19, 2001.

(d)

General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 2-30070) on April 19, 2004.

(d)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(d)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xviii)

Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(d)(xix)

Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(d)(xx)

Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(f)	Contracts.

The following Exhibits relate to the Retirement Investment Account:

(a)(1)

Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, filed previously with this registration statement filed on Form N- 3 (File No. 333-142461) filed on April 22, 2022.

(a)(2)

Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, filed previously with this registration statement filed on Form N- 3 (File No. 333-142461) filed on April 22, 2022.

(a)(3)

Form of Rider 8 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, filed previously with this registration statement filed on Form N- 3 (File No. 333-142461) filed on April 22, 2022.

(a)(4)

Form of Rider 9 to Group Annuity Contract AC 5000 - 83T between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, filed previously with this registration statement filed on Form N- 3 (File No. 333-142461) filed on April 22, 2022.

(b)(1)

Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, filed previously with this registration statement filed on Form N- 3 (File No. 333-142461) filed on April 22, 2022.

(b)(2)

Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, filed previously with this registration statement filed on Form N- 3 (File No. 333-142461) filed on April 22, 2022.

(b)(3)

Form of Rider 8 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, filed previously with this registration statement filed on Form N- 3 (File No. 333-142461) filed on April 22, 2022.

(b)(4)

Form of Rider 9 to Group Annuity Contract AC 5000 - 83E between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, filed previously with this registration statement filed on Form N- 3 (File No. 333-142461) filed on April 22, 2022.

(c)(1)	Retirement Investment Account Master Retirement Trust effective as of January 1, 1979, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

(c)(2)	Amendment to the Retirement Investment Account Master Retirement Trust effective July 1, 1984, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

(c)(3)	Revised Retirement Investment Account Master Retirement Trust effective as of March 1, 1990, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 27, 1990.

(c)(4)

Form of Restated Retirement Investment Account Master Retirement Trust as submitted to the Internal Revenue Service, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

The following Exhibits relate to the Members Retirement Program:

(d)

Exhibit 6(e) (Copy of Group Annuity Contract AC 6059, effective August 30, 1984, among the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

(e)

Exhibit 6(f) (Form of Rider No. 1 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

(f)

Exhibit 6(g) (Form of Rider No. 2 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

(g)

Form of Rider No. 3 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

(h)

Form of Rider No. 4 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.

(i)

Form of Rider No.  5 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 33-91588 on Form N-3 of Registrant, filed April 29, 1997.

(j)

Form of Rider No. 6 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

(k)

Form of Rider No. 7 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

(l)

Form of Rider No. 8 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

(m)	Membership Retirement Program GIO Rider (Form No. APC 10-36-15 AC 6059 Rider 12), incorporated herein by reference to the Registration Statement (File No. 333-142459) filed on April 21, 2016.

(g)	Applications.

The following exhibits relate to the Retirement Investment Account:

(a)

Retirement Investment Account Enrollment Forms - Including Participation and Enrollment Agreements, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

(b)(1)	Supplementary Agreement to Master Retirement Trust Participation Agreement, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

(b)(2)	Supplementary Agreement B to Master Retirement Trust Participation Agreement (RIA Loans), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

(b)(3)

Form of Supplementary Agreement A to Master Retirement Trust Participation Agreement (RIA Partial Funding), as amended, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 30, 1991.

(b)(4)

Form of Supplementary Agreement to Master Retirement Trust Participation Agreement (The Bond Account), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

(c)	Basic Installation Information Form, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

(d)	RIA Installation Agreement, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

The following Exhibits relate to the Members Retirement Program:

(e)

Exhibit 7(k) (Form of Participation Agreement for the standardized profit-sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

(f)

Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

(g)

Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

(h)

Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

(i)

Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

(j)

Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 21, 1987.

(k)

Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

(l)

Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(m)

Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(n)

Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(o)

Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(p)

Exhibit 7 (ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(q)

Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(r)

Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(s)

Exhibit 7(11) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(t)

Exhibit 7 (mm) (Form of Non-Standardized (and nonintegrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to PostEffective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(u)

Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(v)

Form of First Amendment to the Members Retirement Plan of The Equitable Life Assurance Society of the United States Participation Agreement, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

(w)	Membership Retirement Program Enrollment Form previously filed with this Registration Statement (File No. 333-142459) on April 24, 2009.

(w)(1)	Members Retirement Program Enrollment Form filed previously with this Form N-3 Registration Statement (File No. 333-142461) on April 23, 2021.

(w)(2)	Members Retirement Program Enrollment Form filed previously with this Form N-3 Registration Statement (File No. 333-142461) on April 22, 2022.

(w)(3)	Membership Retirement Program Enrollment Form filed previously with this Registration Statement (File No. 333-142461) on April 21, 2023.

(x)

Administrative Services Agreement as of July 20, 2016 by and among AXA Equitable Life Insurance Company and 1290 Funds, incorporated herein by reference to Registration Statement No. 333-142459 on Form N-3 filed on April 19, 2018.

(x)(i)

Amendment No. 1 to the Administrative Services Agreement effective as of March 1, 2018 to the Administrative Services Agreement dated as of July 20, 2016 by and among AXA Equitable Life Insurance Company and 1290 Funds incorporated herein by reference to Registration Statement No. 333-142459 on Form N-3 filed on April 19, 2018.

(h)	Insurance Company’s Certificate of Incorporation and By-Laws.

(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(a)(i)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on June 29, 2020.

(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

(b)(i)	By-Laws of Equitable Financial Life Insurance Company, as amended, June 15, 2020, incorporated hereby by reference to Registration Statement on Form N-6 (File 333-232418), filed on June 29, 2020.

(b)(ii)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

(i)	Reinsurance Contracts. Not Applicable.

(j)	Profit Sharing Contracts for the Benefit of the Board of Managers or Officers of Registrant. Not Applicable.

(k)	Administrative Contracts. Not Applicable.

(l)	Other Material Contracts.

(a)

Exhibit 11(e)(2) (Form of Association Members Retirement Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(b)

Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(c)

Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3, 1987), incorporated by reference to Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 21, 1987.

(d)

Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 3321417 on Form N-3 of Registrant, filed April 26, 1989.

(e)

Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

(f)

Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

(g)

Form of Basic Plan Document (No. 1) for Volume Submitter plan as filed with the Internal Revenue Service in November 2003, incorporated by reference to Registration Statement (File No. 333-114882) on Form N-3 filed on April 27, 2004.

(h)

Membership Retirement Program Form of IRS Pre-Approved Defined Contribution Prototype Plan and Trust Basic Plan Document [DC-BPD #03] as filed with the Internal Revenue Service in April 2012, is incorporated herein by reference to the Registration Statement (File No. 333-142459) filed on April 21, 2016.

(m)	Legal Opinion.

Opinion of Shane Daly, Esq., Vice President and Associate General Counsel of Equitable Financial, as to the legality of the securities being registered, filed herewith.

(n)	Other Opinions.

(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(b)	Powers of Attorney, filed herewith.

(r)	Form of Initial Summary Prospectuses. Not Applicable.

ITEM 33.	DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE INSURANCE COMPANY	POSITIONS AND OFFICES WITH THE REGISTRANT
DIRECTORS

Francis Hondal	Director	None
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director	None
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director	None
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director	None
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director	None
England & Company 1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Kristi A. Matus	Director	None
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director	None
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director	None
AXA 25, Avenue Matignon 75008 Paris, France

Charles G.T. Stonehill	Director	None
Founding Partner
Green & Blue Advisors 20 East End Avenue, Apt. 5C
New York, New York 10028

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer	None

OTHER OFFICERS

*Nicholas B. Lane	President	None

*José Ramón González	Chief Legal Officer and Secretary	None

*Jeffrey J. Hurd	Chief Operating Officer	None

*Robin M. Raju	Chief Financial Officer	None

*Michael B. Healy	Chief Information Officer	None

*Nicholas Huth	Chief Compliance Officer	None

*William Eckert	Chief Accounting Officer	None

*Darryl Gibbs	Chief Diversity Officer	None

*David W. Karr	Signatory Officer	None

*Jessica Baehr	Signatory Officer	None

*Mary Jean Bonadonna	Signatory Officer	None

*Eric Colby	Signatory Officer	None

*Steven M. Joenk	Chief Investment Officer	None

*Kenneth Kozlowski	Signatory Officer	None

*Carol Macaluso	Signatory Officer	None

*Hector Martinez	Signatory Officer	None

*James McCravy	Signatory Officer	None

*James Mellin	Signatory Officer	None

*Hillary Menard	Signatory Officer	None

*Kurt Meyers	Deputy General Counsel and Signatory Officer	None

*Maryanne (Masha) Mousserie	Signatory Officer	None

*Prabha (“Mary”) Ng	Chief Information Security Officer	None

*Anthony Perez	Signatory Officer	None

*Antonio Di Caro	Signatory Officer	None

*Glen Gardner	Deputy Chief Investment Officer	None

*Shelby Holllister-Share	Signatory Officer	None

*Manuel Prendes	Signatory Officer	None

*Meredith Ratajczak	Chief Actuary	None

*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer	None

*Stephen Scanlon	Signatory Officer	None

*Samuel Schwartz	Signatory Officer	None

*Stephanie Shields	Signatory Officer	None

*Joseph M. Spagnuolo	Signatory Officer	None

*Gina Tyler	Chief Communications Officer	None

*Constance Weaver	Chief Marketing Officer	None

*Stephanie Withers	Chief Auditor	None

*Yun (“Julia”) Zhang	Treasurer	None

Item 34.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account Nos. 3, 4, 10 and 66 (the “Separate Accounts”) are separate accounts of Equitable Financial Life Insurance Company. Equitable Financial, a New York stock life insurance company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart: Q1-2023 is Filed herewith to Registration Statement (File No. 333-142461) on Form N-3 filed May 22, 2023.

Item 35.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of Equitable Financial Life Insurance Company (“Equitable Financial”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees.

(a)	To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726: Insurance Law ss. 1216.)

The directors and officers of Equitable Financial are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

For the Retirement Investment Account:

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Advisors, LLC.

For the Members Retirement Program:

Not applicable. Presently, there is no Principal Underwriter of the contracts. Equitable Financial provides marketing and sales services for distribution of the contracts. No commissions are paid; however, incentive compensation is paid to Equitable Financial employees who provide these services based upon first year plan distributions and number of plans sold.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 36.	Business and Other Connections of Investment Adviser

Equitable Financial Life Insurance Company (“Equitable Financial”) acts as the investment manager for Separate Account Nos. 3, 4 and 10. With respect to Alliance Capital Management L.P. (“Alliance”), a publicly-traded limited partnership, is indirectly majority-owned by Equitable Financial and provides personnel and facilities for portfolio selection and transaction services. Alliance recommends the securities investments to be purchased and sold for Separate Account Nos. 3, 4 and 10, and arranges for the execution of portfolio transactions. Alliance coordinates related accounting and bookkeeping functions with Equitable Financial. Both Equitable Financial and Alliance are registered investment advisers under the Investment Advisers Act of 1940.

Information regarding the directors and principal officers of Equitable Financial is provided in Item 33 of this Part C and is incorporated herein by reference.

Set forth below is certain information regarding the directors and principal officers of AllianceBernstein Corporation (“AllianceBernstein”). The business address of the AllianceBernstein persons whose names are preceded by an asterisk is 1345 Avenue of the Americas, New York, New York 10105.

Board of Directors

Name and Principal Business Address	Positions and Offices with AllianceBernstein	Principal Occupation (and Other Positions) Within Past 2 Years

Seth P. Bernstein	President and Chief Executive Officer	President and Chief Executive Officer, AllianceBernstein

Joan Lamm-Tennant	Chair of the Board	Independent Chair

Nella Domenici	Director	Independent Director

Jeffrey Hurd c/o Equitable Holdings, Inc. 1290 Ave. of the Americas New York, NY 10104	Director	Chief Operating Officer – Equitable Holdings

Daniel G. Kaye	Director	Independent Director

Nick Lane c/o Equitable Financial Life Insurance Company 1290 Ave. of the Americas New York, NY 10104	Director	President, Equitable Financial Life Insurance Company

Kristi Matus	Director	Independent Director

Das Narayandas	Director	Edsel Bryant Ford Professor of Business Admin., Harvard Business School

Mark Pearson c/o Equitable Holdings, Inc. 1290 Ave. of the Americas New York, NY 10104	Director	President and Chief Executive Officer – Equitable Holdings

Charles Stonehill	Director	Independent Director

Todd Walthall	Director	Independent Director

Executive Officers

Name and Principal Business Address	Positions and Offices with AllianceBernstein	Principal Occupation (and Other Positions) Within Past 2 Years

Seth P. Bernstein	President and Chief Executive Officer	See Column 2

Kate C. Burke	Chief Operating Officer and Chief Financial Officer	Head of Private Wealth

Onur Erzan	Head of Global Client Group and Head of Private Wealth

Mark Manley	Head of Global Compliance and General Counsel	See Column 2

Karl Sprules	Head – Global Technology & Operations	See Column 2

Item 37.	Principal Underwriters

For Retirement Investment Account:

(a)

Equitable Advisors, LLC, an affiliate of Equitable Financial and Equitable Financial Life Insurance Company of America are the principal underwriters for Equitable Financial’s Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account 49, Separate Account No. 70, Separate Account I, Separate Account FP, EQ Premier VIP Trust and EQ Avisors Trust; and of Equitable America Variable Account A, Equitable America Variable Account L and Equitable America Variable Account K. Equitable Advisors, LLC’s principal business address is 1290 Avenue of the Americas, New York, NY 10104.

For Members Retirement Program:

Not applicable. Presently, there is no Principal Underwriter of the contracts.

(b)

Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of Equitable Advisors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Jessica Baehr	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Yun (“Julia”) Zhang	Director, Senior Vice President and Treasurer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Dusten Long	Vice President

*Page Pennell	Vice President

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

* Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

*	Principal Business Address: 1290 Avenue of the Americas, NY, NY 10104

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0

Item 38.	Location of Accounts and Records

Not Applicable.

Item 39.	Management Services

Not applicable.

Item 40.	Fee Representation

The Insurance Company represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by The Insurance Company under the Contract.

SIGNATURES

As required by the Securities Act of 1933, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of May, 2023.

Separate Account No. 4
(Registrant)

Equitable Financial Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Daniel G. Kaye Kristi A. Matus Mark Pearson Arlene Isaacs-Lowe Craig MacKay	Bertram L. Scott George Stansfield Charles G.T. Stonehill Joan Lamm-Tennant Francis Hondal

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
May 22, 2023